     As filed with the Securities and Exchange Commission on April 23, 1998
                                                       Registration No. 33-83120

================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                           --------------------------

                                   FORM N-4

           REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933   /X/
                                                                 --

                        Pre-Effective Amendment No.              /_/

                      Post-Effective Amendment No. 4             /X/
                                                                 --

                REGISTRATION STATEMENT UNDER THE INVESTMENT      /X/
                                                                 --
                              COMPANY ACT OF 1940

                              Amendment No. 4                    /X/
                                                                 --
                          --------------------------
                        PIA VARIABLE ANNUITY ACCOUNT I
                          (Exact Name of Registrant)

                          --------------------------
                    THE PENN INSURANCE AND ANNUITY COMPANY
                              (Name of Depositor)

                          --------------------------
                               600 Dresher Road
                         Horsham, Pennsylvania  19044
             (Address of Principal Executive Offices of Depositor)
                 Depositor's Telephone Number:  (215) 956-9177

                          --------------------------

                               Richard F. Plush
                     Vice President, Products and Programs
                    The Penn Insurance and Annuity Company
                               600 Dresher Road
                         Horsham, Pennsylvania  19044
                    (Name and Address of Agent for Service)

                                   Copy to:
                               Richard W. Grant
                               C. Ronald Rubley
                          Morgan, Lewis & Bockius LLP
                             2000 One Logan Square
                         Philadelphia, PA  19103-6993

                          --------------------------
     It is proposed that this filing will become effective (check appropriate box)
               ___  immediately upon filing pursuant to paragraph (b) of Rule
                    485
                X   on May 1, 1998 pursuant to paragraph (b) of Rule 485
               ---
               ___  60 days after filing pursuant to paragraph (a) of Rule 485
               ___  on (date) pursuant to paragraph (a) of Rule 485


================================================================================

                             CROSS REFERENCE SHEET




                                                                                                      Location in Statement
Form N-4 Item Number                               Location in Prospectus                             of Additional Information
-------------------                                ----------------------                             -------------------------
Item 1.  Cover Page                                Cover Page                                         N/A

Item 2.  Definitions                               Special Terms                                      N/A

Item 3.  Synopsis or Highlights                    Cover Page; Expenses                               N/A

Item 4.  Condensed Financial Information           Performance Information                            N/A

Item 5.  General Description of Registrant,        The Penn Insurance and Annuity                     N/A
         Depositor and Portfolio Companies         Company; The Separate Account

Item 6.  Deductions and Expenses                   The Contract - Charges                             N/A

Item 7.  General Description of Variable           The Contract                                       N/A
         Annuity Contracts

Item 8.  Annuity Period                            The Contract - Annuity Payments                    N/A

Item 9.  Death Benefit                             The Contract - Death Benefit                       N/A

Item 10. Purchases and Contract Value              The Contract - Purchases; The Contract             N/A
                                                   - Accumulations Units

Item 11. Redemptions                               The Contract - Withdrawals                         N/A

Item 12. Taxes                                     Federal Income Tax Considerations                  N/A

Item 13. Legal Proceedings                         N/A                                                N/A

Item 14. Table of Contents of Statement of         Statement of Additional Information                N/A
         Additional Information                    Contents

Item 15. Cover Page                                N/A                                                Cover Page

Item 16. Table of Contents                         N/A                                                Cover Page

Item 17. General Information and History           N/A                                                N/A

Item 18. Services                                  N/A                                                Administrative and
                                                                                                      Recordkeeping Services;
                                                                                                      Custodian; Auditors
Item 19. Purchase of Securities Being              The Contract - Purchases;                          Distribution of Contracts
         Offered                                   The Contract - Transfers;
                                                   The Contract - Charges

Item 20. Underwriters                              N/A                                                Distribution of Contracts

Item 21. Calculation of Performance Data           N/A                                                Performance Data

Item 22. Annuity Payments                          N/A                                                Variable Annuity Payments

Item 23. Financial Statements                      N/A                                                Financial Statements


                                    PART A
                                    ------

                     Information Required in a Prospectus
                     ------------------------------------

        [LETTERHEAD OF PENN INSURANCE AND ANNUITY COMPANY APPEARS HERE]
--------------------------------------------------------------------------------
May 1, 1998

Pennant
--------------------------------------------------------------------------------
                   Profile of PIA Variable Annuity Account I
   -------------------------------------------------------------------------
     This profile is a summary of some of the more important points that you should consider and know before purchasing the Contract. The Contract is more fully described in the prospectus which accompanies this Profile.
   Please read the prospectus carefully.
   -------------------------------------------------------------------------

1. The Annuity Contracts
--------------------------------------------------------------------------------
   The Contract offered in this prospectus is a combination variable and fixed annuity contract between you, the owner, and The Penn Insurance and Annuity Company. The Contract provides a means for you to invest in one or more of the available investment funds listed in Section 4, and/or one or more of the fixed interest accounts guaranteed and funded by The Penn Insurance and Annuity Company through its general account.

   You determine (1) the amount and frequency of purchase payments, (2) the investment funds, (3) transfers between the investment funds, (4) the type of annuity to be paid after the accumulation period, (5) the beneficiary to whom death benefits are to be paid, and (6) the amount and frequency of withdrawals.

   Purchase payments and investment gains allocated to the variable acconts vary up and down with the investment experience of the underlying investment funds. The investment risk is high or low, depending on the variable account selected. Refer to section 8 to see calendar year performance of the investment funds which will show you the range of historical returns.

2. Annuity Payments
--------------------------------------------------------------------------------
   You may choose (1) an annuity for a specified number of years, (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) another form of an annuity that we may agree upon. You may select any one of these as a variable annuity (except for a specified number of years), a fixed annuity, or a combination of both.

3. Purchase
--------------------------------------------------------------------------------

   The Contract may be purchased by individuals, corporations and other business associations. It may be purchased under retirement plans that qualify for special tax treatment under the Internal Revenue Code (Qualified Plan), or as a Non-Qualified Plan. The minimum initial purchase payment is $5,000 for all Non-Qualified Plans and $2,000 for Qualified Plans. For both Plans, the minimum subsequent purchase payment is $250.

4. Investment Options
--------------------------------------------------------------------------------

                     Independence Capital Management, Inc.
                              Growth Equity Fund
                               Quality Bond Fund
                               Money Market Fund

                                OpCap Advisors
                               Value Equity Fund
                           Small Capitalization Fund

                     Morgan Stanley Asset Management Inc.
                   Emerging Markets Equity (Int'l) Portfolio

                             Fidelity Investments
                          VIP Equity Income Portfolio
                             VIP Growth Portfolio
                        VIP II Asset Manager Portfolio
                          VIP II Index 500 Portfolio

                 American Century Investment Management, Inc.
                       VP Capital Appreciation Portfolio

                              Vontobel USA, Inc.
                           International Equity Fund

                  Neuberger & Berman Management Incorporated
                      AMT Limited Maturity Bond Portfolio
                            AMT Balanced Portfolio
                            AMT Partners Portfolio

                        T. Rowe Price Associates, Inc.
                             Flexibly Managed Fund
                             High Yield Bond Fund

                            ICMI/Robertson Stephens
                             Emerging Growth Fund

5. Expenses
--------------------------------------------------------------------------------
 Each year we deduct a contract administration charge of the lesser of $30 or 2% of the variable account value, unless the variable account value is greater than $50,000. We deduct a daily mortality and expense risk charge equal to an annual rate of 1.25% of the daily net asset value of the variable account and a daily administration charge equal to an annual rate of 0.15% of the daily net asset value of the variable account. The investment funds underlying the variable accounts also incur expenses, which range from 0.28% to 1.75% of the fund's average daily value.

 A contingent deferred sales charge may be deducted if you make a full or partial withdrawal. No deferred sales charge will be made on the portion of the first withdrawal that does not exceed 15% of total purchase payments. The following table shows the schedule of the contingent deferred sales charge that will apply:

            -------------------------------------------------------
                Number of Full Contract
              Years Since Purchase Payment      Applicable Charge
            -------------------------------------------------------

                           0                          6.0%
                           1                          6.0%
                           2                          5.0%
                           3                          4.0%
                           4                          3.0%
                           5                          2.0%
                           6                          1.0%
                      7 and later                   No Charge
            -------------------------------------------------------

 The following table is designed to help you understand the charges in your Contract. The column "Total Annual Charges" shows the annual percentage charge for contract administration (which is represented as .05%), insurance charges and investment charges. The next columns show you two examples of the charges, in dollars, you would pay under your Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money at the end of the applicable period. The premium tax is assumed to be 0% in both examples.

       ---------------------------------------------------------------------------------------------

                                                                               Examples:
                                                                               Total Annual
                                              Total       Total                Expenses at the
                                              Annual      Annual     Total     End of:
                                            Insurance   Portfolio   Annual
        Fund                                 Charges     Charges    Charges     1 Year    10 Years
       ---------------------------------------------------------------------------------------------
        Growth Equity                         1.45%       0.77%      2.22%       $69        $225
        Value Equity                          1.45        0.76       2.21         69         254
        Flexibly Managed                      1.45        0.76       2.21         69         254
        Small Capitalization                  1.45        0.85       2.30         70         263
        Emerging Growth                       1.45        1.15       2.59         72         293
        International Equity                  1.45        1.13       2.58         72         291
        Quality Bond                          1.45        0.75       2.20         69         253
        High Yield Bond                       1.45        0.81       2.26         69         259
        Money Market                          1.45        0.70       2.15         68         248
        VP Capital Appreciation               1.45        1.00       2.45         71         278
        AMT Limited Maturity Bond             1.45        0.77       2.22         69         255
        AMT Balanced                          1.45        1.04       2.49         71         282
        AMT Partners                          1.45        0.86       2.31         70         264
        VIP Equity Income                     1.45        0.57       2.02         67         234
        VIP Growth                            1.45        0.67       2.12         68         245
        VIP II Asset Manager                  1.45        0.64       2.09         68         241
        VIP II Index 500                      1.45        0.28       1.73         64         203
        Emerging Markets Equity (Int'l)       1.45        1.75       3.20         78         350
       ---------------------------------------------------------------------------------------------

6.  Taxes
--------------------------------------------------------------------------------

 Your gains under the Contract are not taxed until you take them out. If you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

7.  Withdrawals
--------------------------------------------------------------------------------

 You may withdraw all or part of your money at any time during the accumulation phase. Once in each contract year on or after the last day of the first contract year you may withdraw up to 15% of the total purchase payments free of the contingent deferred sales charge. A premature withdrawal charge may be deducted from the money earned on the fixed interest accounts if you take the money prior to maturity of your fixed interest account.

8.  Performance
--------------------------------------------------------------------------------

 The value of your Contract will fluctuate depending upon the investment performance of the fund(s) you choose. The following chart shows total returns for each fund for the time periods shown. These numbers reflect t he insurance company charges and the investment charges of the fund, but do not reflect any withdrawal charges, which would reduce the performance if they were applied. Past performance is no guarantee of the future results.

------------------------------------------------------------------------------------------------------------------------------------

                                                                            Calendar Year

Fund                                1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
------------------------------------------------------------------------------------------------------------------------------------
Independence Capital
  Growth Equity                    24.98%    18.08%    24.68%    -9.42%    10.85%     4.46%    32.86%   -12.38%    29.54%     5.38%
  Quality Bond                      6.52      2.67     18.46     -6.63     10.09      5.06     14.01      6.44     11.33      0.53

OpCap Advisors
  Value Equity                     23.20     23.40     35.55      1.48      5.57     13.24     25.87     -9.37     11.36     20.94
  Small Capitalization             21.30     18.06      n/a       n/a       n/a       n/a       n/a       n/a       n/a       n/a

T. Rowe Price
  Flexibly Managed                 13.99     14.68     20.57      2.67     14.17      8.02     19.88     -2.26     19.44     10.72
  High Yield Bond                  14.17     12.27     14.78     -8.64     18.09     14.16     35.10    -10.31     -1.99     10.13

ICMI/Robertson Stephens
  Emerging Growth                   n/a       n/a       n/a       n/a       n/a       n/a       n/a       n/a       n/a       n/a

Vonotobel
  International Equity              8.85     15.20     12.21     -7.63     36.19      n/a       n/a       n/a       n/a       n/a

American Century
  VP Capital Appreciation          -4.62     -5.68     29.26     -2.57      8.77     -2.74     39.89     -2.67     27.00     -8.40

Neuberger & Berman
  AMT Limited Maturity Bond         5.25      2.84      9.38     -1.56      5.12      3.69      9.79      6.81      9.23      0.23
  AMT Balanced                     17.78      5.38     22.03     -4.72      4.55      6.53     20.96      0.52      n/a       n/a
   AMT Partners                    29.59     28.32     35.16      n/a       n/a       n/a       n/a       n/a       n/a       n/a

Fidelity Investments
  VIP Equity Income                26.29     12.64     32.36      4.96     16.63     15.24     29.57    -16.51     15.67     14.44
  VIP Growth                       21.72     13.05     33.47     -1.43     17.69      7.78     43.45    -13.01     29.64      7.72
  VIP II Asset Manager             18.97     12.99     15.32     -7.42     19.53     10.13     20.85      5.23      n/a       n/a
   VIP II Index 500                31.14     21.52     35.87      0.07      8.68      n/a       n/a       n/a       n/a       n/a

Morgan Stanley
  Emerging Markets Equity (Int'l)   -1.10     n/a       n/a       n/a       n/a       n/a       n/a       n/a       n/a       n/a
------------------------------------------------------------------------------------------------------------------------------------

9.   DEATH BENEFIT
--------------------------------------------------------------------------------

     If you die prior to the Annuity Date we will pay the beneficiary the greatest of (1) the Contract Value for the period that proof of death is received, (2) the sum of the Fixed Account Value (if any) on the date that proof of death is received and the net purchase payments and transfers allocated to the Separate Account, or (3) if the contract owner dies before age 80, an enhanced death benefit.

     If you die after the Annuity Date, the beneficiary may elect to have the payments continue for the specified or guaranteed period of to receive in lump sum the present value of the remaining payments.

10.  OTHER INFORMATION
--------------------------------------------------------------------------------

     Free Look.  If you cancel your Contract within 10 days after receiving it
     ---------
(or whatever period is required in your state), we will send your money back without assessing a withdrawal charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment.

     No Probate.  In most cases, when you die, the person you choose as your
     ----------
beneficiary will receive the death benefit without going through probate.

     Systematic Withdrawals.  You can arrange to have up to 15% of the total
     ----------------------
purchase payments automatically sent to you on a modal basis while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive.

     Disability and Medically Related Surrenders.  Under certain circumstances,
     -------------------------------------------
you will have the ability to withdraw your money free from the contingent deferred sales charge if you become disabled.

     Dollar Cost Averaging. You can arrange to have a regular amount of money
     ---------------------
automatically invested in the investment funds monthly or quarterly.

     Automatic Asset Rebalancing.  You can elect to have your investments
     ---------------------------
automatically rebalanced on a quarterly basis to maintain a specified percentage allocation among your selected investment funds, which will not include the fixed interest accounts.

11.  INQUIRIES
--------------------------------------------------------------------------------

If you need more information, please contact us at:
The Penn Insurance and Annuity Company
Customer Service Group
Philadelphia, PA 19172
215-956-9177

PROSPECTUS -- MAY 1, 1998
INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT--FLEXIBLE PURCHASE PAYMENTS
--------------------------------------------------------------------------------

PIA VARIABLE ANNUITY ACCOUNT I
THE PENN INSURANCE AND ANNUITY COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 . TELEPHONE (215) 956-9177
--------------------------------------------------------------------------------
This prospectus describes a combination variable and fixed annuity contract offered by The Penn Insurance and Annuity Company (the "Company"). Through PIA Variable Annuity Account I (the "Separate Account"), you may allocate amounts invested under the Contract among one or more of the funds as set forth below:

---------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.                                    MANAGER
  Growth Equity Fund                                       Independence Capital Management, Inc.
                                                            (a wholly owned subsidiary of The Penn Mutual
                                                            Life Insurance Company)
  Value Equity Fund                                        OpCap Advisors
  Small Capitalization Fund                                OpCap Advisors
  Emerging Growth Fund                                     RS Investment Management, Inc.
  Flexibly Managed Fund                                    T. Rowe Price Associates, Inc.
  International Equity Fund                                Vontobel USA, Inc.
  Quality Bond Fund                                        Independence Capital Management, Inc.
  High Yield Bond Fund                                     T. Rowe Price Associates, Inc.
  Money Market Fund                                        Independence Capital Management, Inc.
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.                 MANAGER
  Capital Appreciation Portfolio                           American Century Investment Management, Inc.
---------------------------------------------------------------------------------------------------------
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST               MANAGER
  Balanced Portfolio                                       Neuberger & Berman Management Incorporated
  Limited Maturity Bond Portfolio                          Neuberger & Berman Management Incorporated
  Partners Fund Portfolio                                  Neuberger & Berman Management Incorporated
---------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCT FUND      MANAGER
  Equity-Income Portfolio                                  Fidelity Management and Research Company
  Growth Portfolio                                         Fidelity Management and Research Company
---------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II  MANAGER
  Asset Manager Portfolio                                  Fidelity Management and Research Company
  Index 500 Portfolio                                      Fidelity Management and Research Company
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.                       MANAGER
  Emerging Markets Equity (International) Portfolio        Morgan Stanley Asset Management Inc.
---------------------------------------------------------------------------------------------------------

  In addition, you may also invest in fixed interest options in the Fixed Account. The fixed interest options are funded through and are backed by the Company's general account.
  For many persons, a combination variable and fixed annuity contract may be an attractive long-term investment vehicle. Its benefits include the manner in which earnings on accumulated funds are taxed, the availability of multiple investment options, and the provision of annuity and death benefit guarantees.
  The Contract is not intended as a short-term investment vehicle. Early withdrawals of purchase payments from the Contract may be subject to a contingent deferred sales charge of up to 6%, and withdrawals by an owner before age 59 1/2 may be subject to a 10% additional income tax.
  For contracts sold in some states, not all Funds or fixed interest options are available. Also, in some states, the number of years during which purchase payments may be made to the Company is limited.
  A Contract may be returned within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required under applicable law). Longer free look periods apply in some states.
  This prospectus sets forth concisely the information a prospective investor should know before investing. It should be retained for future reference.
  A statement of additional information dated the same as this prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available, at no charge by writing The Penn Insurance and Annuity Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call (215) 956-9177. The table of contents of the statement of additional information is at the end of this prospectus.
THIS PROSPECTUS MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS FOR EACH APPLICABLE FUND.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
PROSPECTUS CONTENTS

--------------------------------------------------------------------------------
SPECIAL TERMS...............................................................   3
--------------------------------------------------------------------------------
EXPENSES....................................................................   4
--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES...............................................   6
--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION.............................................   7
--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY......................................  11
--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT........................................................  11
  Penn Series Funds, Inc....................................................  12
  American Century Variable Portfolios, Inc.................................  12
  Neuberger & Berman Advisers Management Trust..............................  12
  Fidelity Investments' Variable Insurance Products Fund....................  13
  Fidelity Investments' Variable Insurance Products Fund II.................  13
  Morgan Stanley Universal Funds, Inc. .....................................  13
--------------------------------------------------------------------------------
VOTING RIGHTS...............................................................  13
--------------------------------------------------------------------------------
THE CONTRACT................................................................  13
  Purchases.................................................................  14
  Accumulation Units........................................................  14
  Annuity Payments..........................................................  15
  Death Benefit.............................................................  15
  Transfers.................................................................  16
    Dollar Cost Averaging...................................................  16
    Automatic Rebalancing...................................................  16
  Withdrawals...............................................................  16
    Systematic Withdrawals..................................................  16
    403(b) Withdrawals......................................................  17
  Deferment of Payments and Transfers.......................................  17
  Charges...................................................................  17
    Administration Charges..................................................  17
    Mortality and Expense Risk Charge.......................................  17
    Contingent Deferred Sales Charge........................................  17
    Free Withdrawals........................................................  18
    Premium Taxes...........................................................  18
  Performance Information...................................................  18
--------------------------------------------------------------------------------
THE FIXED INTEREST OPTIONS..................................................  19
  General Information.......................................................  19
  Loans Under Section 403(b) Contracts......................................  19
--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS...........................................  20
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS................................  22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meanings:
  ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.
  ANNUITANT: The person during whose life annuity payments are made.
  ANNUITY DATE: The date on which annuity payments start.
  ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.
  BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.
  CONTRACT: The combination variable and fixed annuity Contract described in this prospectus.
  CONTRACT OWNER: The person specified in the Contract as the Contract Owner. CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Account Value.
  FIXED ACCOUNT VALUE: The value of amounts held under the Contract in all fixed interest options.
  SEPARATE ACCOUNT: PIA Variable Annuity Account I, a separate account of The Penn Insurance and Annuity Company that is registered as a unit investment trust under the Investment Company Act of 1940.
  VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.
  VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.
  WE: A reference to "we" or "us" denotes The Penn Insurance and Annuity
  Company.
  YOU: A reference to "you" denotes the Contract Owner or prospective Contract Owner.

-------------------------------------------------------------------------------
EXPENSES

-------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments...................                None
Maximum Contingent Deferred Sales Charge..................      6% of purchase
                                                            payments withdrawn*
Exchange Fee..............................................                None
MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE.............                 $30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARI-
 ABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge.........................               1.25%
Contract Administration Charge............................               0.15%
                                                            ------------------
Total Separate Account Annual Expenses....................               1.40%

-----------------------
  * See Charges in this prospectus for information on the decline in the percentage charge over time and free withdrawals.

-------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.**
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                     ADMINISTRATIVE
                         MANAGEMENT  AND CORPORATE                       TOTAL
                         FEES (AFTER SERVICES FEES  ACCOUNTING  OTHER     FUND
                           WAIVER)   (AFTER WAIVER)    FEES    EXPENSES EXPENSES
                         ----------- -------------- ---------- -------- --------
Growth Equity...........    0.50%        0.15%        0.07%     0.05%    0.77%
Value Equity............    0.50%        0.15%        0.06%     0.05%    0.76%
Small Capitalization....    0.50%        0.15%        0.10%     0.10%    0.85%
Emerging Growth.........    0.80%        0.15%        0.08%     0.12%    1.15%
Flexibly Managed........    0.50%        0.15%        0.05%     0.06%    0.76%
International Equity....    0.75%        0.15%        0.08%     0.15%    1.13%
Quality Bond............    0.45%        0.15%        0.08%     0.07%    0.75%
High Yield Bond.........    0.50%        0.15%        0.08%     0.08%    0.81%
Money Market............    0.40%        0.15%        0.08%     0.07%    0.70%

-----------------------

 ** The expenses presented are for the last fiscal year. In the absence of fee waivers by the investment adviser and administrator of the Fund, the total expenses of the Emerging Growth Fund would have been 1.41%.

-------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                       MANAGEMENT             OTHER   TOTAL FUND
                                          FEES    12B-1 FEES EXPENSES  EXPENSES
                                       ---------- ---------- -------- ----------
Capital Appreciation..................    1.00%      None      None      1.00%

-------------------------------------------------------------------------------
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST***
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                               MANAGEMENT,
                                               ADVISORY AND
                                              ADMINISTRATION  OTHER   TOTAL FUND
                                                   FEES      EXPENSES  EXPENSES
                                              -------------- -------- ----------
Limited Maturity Bond........................      0.65%       0.12%     0.77%
Balanced.....................................      0.85%       0.19%     1.04%
Partners Fund................................      0.80%       0.06%     0.86%

-----------------------
*** Neuberger & Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. Expenses in the table reflect expenses of the Portfolios and include each Portfolio's pro rata portion of the operating expenses of each Portfolio's corresponding Series. The Portfolios pay Neuberger & Berman Management Inc. ("NBMI") an administration fee based on the Portfolio's net asset value. Each Portfolio's corresponding Series pays NBMI a management fee based on the Series' average daily net assets. Accordingly, this table combines management fees at the Series level and administration fees at the Portfolio's level in a unified fee rate. Total Annual Expenses for each portfolio have been restated based upon current administration fees for the Portfolio and management fees for its corresponding Series. See "Expenses" in the Trust's Prospectus.

-------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND++
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                                  MANAGEMENT  OTHER   TOTAL FUND
                                                     FEE     EXPENSES  EXPENSES
                                                  ---------- -------- ----------
Equity-Income....................................    0.50%     0.07%     0.57%
Growth...........................................    0.60%     0.07%     0.67%

-----------------------
 ++ The expenses presented are for the last fiscal year. A portion of the bro-kerage commissions the fund paid was used to reduce its expenses. Without this reduction, total expenses would have been 0.58% for the Equity Income Portfolio and 0.69% for the Growth Portfolio.

-------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                                  MANAGEMENT  OTHER   TOTAL FUND
                                                     FEE     EXPENSES  EXPENSES
                                                  ---------- -------- ----------
++Asset Manager..................................   0.55%      0.09%     0.64%
+++Index 500.....................................   0.24%      0.04%     0.28%

-----------------------
 ++ The expenses presented are for the last fiscal year. A portion of the bro-kerage commissions the fund paid was used to reduce its expenses. Without this reduction, total expenses would have been 0.65% for the Asset Manager Portfolio.
+++ The expenses presented are for the last fiscal year. In the absence of voluntary fee waivers by the investment adviser, total expenses would have been 0.40% for the Index 500 Portfolio.

-------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                                  MANAGEMENT  OTHER   TOTAL FUND
                                                     FEE     EXPENSES  EXPENSES
                                                  ---------- -------- ----------
Emerging Markets Equity (International)..........    1.25%     0.50%     1.75%

-------------------------------------------------------------------------------
  The purpose of the foregoing table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly. The table shows Contract expenses and underlying fund expenses. See the prospectuses of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc. for additional information on fund expenses.
  Premium taxes may be applicable, but are not reflected in the tables above or the examples below. See Charges in this prospectus.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

  The following examples illustrate the cumulative dollar amount of all the above expenses that would be incurred on each $1,000 invested.
  If you make a single purchase payment and surrender your Contract at the end of the applicable period, you would pay the following expenses on each $1,000 invested, assuming a 5% annual return on assets.

                                                         ONE  THREE FIVE   TEN
                                                         YEAR YEARS YEARS YEARS
                                                         ---- ----- ----- -----
Penn Series Growth Equity Fund.......................... $69  $119  $169  $255
Penn Series Value Equity Fund........................... $69  $118  $168  $254
Penn Series Small Capitalization Fund................... $70  $121  $173  $263
Penn Series Emerging Growth Fund........................ $72  $129  $188  $293
Penn Series Flexibly Managed Fund....................... $69  $118  $168  $254
Penn Series International Equity Fund................... $72  $129  $187  $291
Penn Series Quality Bond Fund........................... $69  $118  $168  $253
Penn Series High Yield Bond Fund........................ $69  $120  $171  $259
Penn Series Money Market Fund........................... $68  $117  $165  $248
American Century Capital Appreciation Portfolio......... $71  $125  $180  $278
Neuberger & Berman Limited Maturity Bond Portfolio...... $69  $119  $169  $255
Neuberger & Berman Balanced Portfolio................... $71  $126  $182  $282
Neuberger & Berman Partners Portfolio................... $70  $121  $173  $264
Fidelity's Equity Income Portfolio...................... $67  $113  $158  $234
Fidelity's Growth Portfolio............................. $68  $116  $163  $245
Fidelity's Asset Manager Portfolio...................... $68  $115  $162  $241
Fidelity's Index 500.................................... $64  $104  $143  $203
Morgan Stanley Emerging Markets Equity (International)   $78  $146  $217  $350
 Portfolio..............................................

  If you make a single purchase payment and either you do not surrender your Contract or you annuitize your Contract at the end of the period,* you would pay the following expenses on each $1,000 invested, assuming a 5% annual return on assets:

                                                         ONE  THREE FIVE   TEN
                                                         YEAR YEARS YEARS YEARS
                                                         ---- ----- ----- -----
Penn Series Growth Equity Fund.......................... $22   $69  $119  $255
Penn Series Value Equity Fund........................... $22   $69  $118  $254
Penn Series Small Capitalization Fund................... $23   $72  $123  $263
Penn Series Emerging Growth Fund........................ $26   $81  $138  $293
Penn Series Flexibly Managed Fund....................... $22   $69  $118  $254
Penn Series International Equity Fund................... $26   $80  $137  $291
Penn Series Quality Bond Fund........................... $22   $69  $118  $253
Penn Series High Yield Bond Fund........................ $23   $70  $121  $259
Penn Series Money Market Fund........................... $22   $67  $115  $248
American Century Capital Appreciation Portfolio......... $25   $76  $130  $278
Neuberger & Berman Limited Maturity Bond Portfolio...... $22   $69  $119  $255
Neuberger & Berman Balanced Portfolio................... $25   $77  $132  $282
Neuberger & Berman Partners Portfolio................... $23   $72  $123  $264
Fidelity's Equity Income Portfolio...................... $20   $63  $108  $234
Fidelity's Growth Portfolio............................. $21   $66  $113  $245
Fidelity's Asset Manager Portfolio...................... $21   $65  $112  $241
Fidelity's Index 500.................................... $17   $54  $ 93  $202
Morgan Stanley Emerging Markets Equity (International)   $32   $98  $166  $350
 Portfolio..............................................

-----------------------
* You may not annuitize your Contract until after the second Contract anniversary.

  The examples are based upon fund data for the fiscal year ended December 31, 1997.
  THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES UNDER YOUR CONTRACT; ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

The following tables show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account for the specified periods. The financial data included in the tables should be read in conjunction with the financial statements and the related notes included in the Statement of Additional Information.

--------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                         1997    1996   1995(a)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period........... $13.873 $11.747 $10.000
Accumulation Unit Value, end of period................. $17.339 $13.873 $11.747
Number of Accumulation Units outstanding, end of        403,911 140,629  13,923
 period................................................
-------------------------------------------------------------------------------

(a)For the period March 1, 1995 (date subaccount was established) through December 31, 1995
--------------------------------------------------------------------------------
PENN SERIES VALUE EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                       YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                        1997     1996   1995(a)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period.........   $15.604 $12.640 $10.000
Accumulation Unit Value, end of period...............   $19.230 $15.604 $12.640
Number of Accumulation Units outstanding, end of      1,768,950 916,524 177,701
 period..............................................
-------------------------------------------------------------------------------

(a)For the period March 1, 1995 (date subaccount was established) through December 31, 1995.
--------------------------------------------------------------------------------

PENN SERIES SMALL CAPITALIZATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                         1997    1996   1995(a)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period........... $13.161 $11.145 $10.000
Accumulation Unit Value, end of period................. $15.966 $13.161 $11.145
Number of Accumulation Units outstanding, end of        673,274 353,352  55,394
 period................................................
-------------------------------------------------------------------------------

(a)For the period March 1, 1995 (date subaccount was established) through December 31, 1995.
--------------------------------------------------------------------------------

PENN SERIES EMERGING GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                     YEAR ENDED
                                                                    DECEMBER 31,
--------------------------------------------------------------------------------
                                                                      1997(a)
--------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period.......................   $10.000
Accumulation Unit Value, end of period.............................   $13.793
Number of Accumulation Units outstanding, end of period............   184,859
--------------------------------------------------------------------------------

(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

--------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                      YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                      1997      1996    1995(a)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period.......   $13.367   $11.649 $10.000
Accumulation Unit Value, end of period.............   $15.245   $13.367 $11.649
Number of Accumulation Units outstanding, end of    4,704,147 2,989,155 591,562
 period............................................
-------------------------------------------------------------------------------

(a)For the period March 1, 1995 (date subaccount was established) through December 31, 1995.
--------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                         1997    1996   1995(a)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period........... $13.688 $11.880 $10.000
Accumulation Unit Value, end of period................. $14.902 $13.688 $11.880
Number of Accumulation Units outstanding, end of        880,235 525,885  54,604
 period................................................
-------------------------------------------------------------------------------

(a)For the period March 1, 1995 (date subaccount was established) through December 31, 1995.
--------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                         1997    1996   1995(a)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period........... $11.531 $11.229 $10.000
Accumulation Unit Value, end of period................. $12.284 $11.531 $11.229
Number of Accumulation Units outstanding, end of        432,962 275,302  64,152
 period................................................
-------------------------------------------------------------------------------

(a)For the period March 1, 1995 (date subaccount was established) through December 31, 1995.
--------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                         1997    1996   1995(a)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period........... $12.315 $10.967 $10.000
Accumulation Unit Value, end of period................. $14.060 $12.315 $10.967
Number of Accumulation Units outstanding, end of        596,879 290,291  57,255
 period................................................
-------------------------------------------------------------------------------

(a)For the period March 1, 1995 (date subaccount was established) through December 31, 1995.
--------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                         1997    1996   1995(a)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period........... $10.673 $10.310 $10.000
Accumulation Unit Value, end of period................. $11.066 $10.673 $10.310
Number of Accumulation Units outstanding, end of        709,094 609,075 186,641
 period................................................
-------------------------------------------------------------------------------

(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
AMERICAN CENTURY CAPITAL APPRECIATION PORTFOLIO SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                        1997(a)  1996   1995(b)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period........... $12.092 $12.817 $10.000
Accumulation Unit Value, end of period................. $11.536 $12.092 $12.817
Number of Accumulation Units outstanding, end of        319,882 314,124  71,869
 period................................................
-------------------------------------------------------------------------------

(a) TCI Growth Portfolio Subaccount prior to May 1, 1997.
(b) For the period March 1, 1995 (date subaccount was established) through December 31,1995.
--------------------------------------------------------------------------------
NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                         1997    1996   1995(a)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period........... $10.995 $10.690 $10.000
Accumulation Unit Value, end of period................. $11.573 $10.995 $10.690
Number of Accumulation Units outstanding, end of        270,171 214,093  51,495
 period................................................
-------------------------------------------------------------------------------

(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.
--------------------------------------------------------------------------------
NEUBERGER & BERMAN BALANCED PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                         1997    1996   1995(a)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period........... $12.282 $11.653 $10.000
Accumulation Unit Value, end of period................. $14.467 $12.282 $11.653
Number of Accumulation Units outstanding, end of        299,996 228,709  69,633
 period................................................
-------------------------------------------------------------------------------

(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.
--------------------------------------------------------------------------------

NEUBERGER & BERMAN PARTNERS PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                     YEAR ENDED
                                                                    DECEMBER 31,
--------------------------------------------------------------------------------
                                                                      1997(a)
--------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period.......................   $10.000
Accumulation Unit Value, end of period.............................   $12.399
Number of Accumulation Units outstanding, end of period............   280,205
--------------------------------------------------------------------------------

(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.
--------------------------------------------------------------------------------

FIDELITY INVESTMENTS' EQUITY INCOME FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                      YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                      1997      1996    1995(a)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period.......   $14.199   $12.600 $10.000
Accumulation Unit Value, end of period.............   $17.937   $14.199 $12.600
Number of Accumulation Units outstanding, end of    1,658,212 1,134,707 246,915
 period............................................
-------------------------------------------------------------------------------

(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                      YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                      1997      1996    1995(a)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period.......   $14.791   $13.077 $10.000
Accumulation Unit Value, end of period.............   $18.010   $14.791 $13.077
Number of Accumulation Units outstanding, end of    1,360,867 1,007,942 223,746
 period............................................
-------------------------------------------------------------------------------

(a)For the period March 1, 1995 (date subaccount was established) through December 31, 1995.
--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' ASSET MANAGER FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                         1997    1996   1995(a)
-------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period........... $12.968 $11.475 $10.000
Accumulation Unit Value, end of period................. $15.428 $12.968 $11.475
Number of Accumulation Units outstanding, end of        290,902 196,768  51,476
 period................................................
-------------------------------------------------------------------------------

(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.
--------------------------------------------------------------------------------

FIDELITY INVESTMENTS' INDEX 500 FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                     YEAR ENDED
                                                                    DECEMBER 31,
--------------------------------------------------------------------------------
                                                                      1997(a)
--------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period.......................   $10.000
Accumulation Unit Value, end of period.............................   $12.150
Number of Accumulation Units outstanding, end of period............   352,855
--------------------------------------------------------------------------------

(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.
--------------------------------------------------------------------------------

MORGAN STANLEY EMERGING MARKETS EQUITY (INTERNATIONAL) FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                     YEAR ENDED
                                                                    DECEMBER 31,
--------------------------------------------------------------------------------
                                                                      1997(a)
--------------------------------------------------------------------------------
Accumulation Unit Value, beginning of period.......................   $10.000
Accumulation Unit Value, end of period.............................    $8.966
Number of Accumulation Units outstanding, end of period............   110,227
--------------------------------------------------------------------------------

(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

  The financial statements of the Separate Account for the year ended December 31, 1997 are included in the statement of additional information referred to on the cover page of this prospectus.

--------------------------------------------------------------------------------
  In advertisements of the Contracts, Penn Mutual may provide information on total return performance and on annual changes in accumulation unit values. We may also provide information on "yields" and "effective yields" on investments in the Money Market Fund subaccount.
  Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the subaccount has been in existence. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable charges. We may also show average annual rates of total return, assuming other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawal at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).
  The "yield" on an investment in the Money Market Fund subaccount refers to the income generated by the investment over a 7-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY

The Penn Insurance and Annuity Company (the "Company") is a Delaware stock life insurance company. The Company is a wholly-owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"), a Pennsylvania mutual life insurance company that has been in the life insurance business since 1847. The Company is licensed to sell insurance and annuities in 47 states and the District of Columbia. The Company's financial statements appear in the statement of additional information.
--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

PIA Variable Annuity Account I was established as a separate account of the Company on July 13, 1994. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.
  The Separate Account is divided into subaccounts for investments in shares of different mutual funds. Income, gains and losses, realized or unrealized, of a subaccount are credited to or charged against the subaccount without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each subaccount are not chargeable with liabilities arising out of any other business of the Company. The Company is obligated to pay all benefits and make all payments provided under the Contracts.
  Amounts allocated or transferred to the Separate Account under the Contracts are invested, at the direction of the Contract Owner, in one or more funds of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc.
  The mutual funds have shareholders other than the Separate Account. Shares of Penn Series Funds, Inc. are also sold to Penn Mutual and other separate accounts of Penn Mutual that fund benefits under variable annuity and variable life insurance contracts. Shares of American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc. are sold to variable annuity and variable life separate accounts of Penn Mutual, such accounts of other insurance companies and, in the case of Neuberger & Berman Advisers Management Trust, directly to qualified pension and retirement plans. Each mutual fund will monitor events to identify any material conflicts that might arise between the Separate Account and its other shareholders. See the accompanying prospectuses of the funds for information on their monitoring for conflicts.

  Like other business organizations and individuals around the world, the Separate Account could be adversely affected if the computer systems do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Penn Insurance and Annuity is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Separate Account's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Separate Account.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.:

  GROWTH EQUITY FUND - seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies;
  VALUE EQUITY FUND - seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued considering such factors as assets, earnings, growth potential and cash flows;
  SMALL CAPITALIZATION FUND - seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1 billion;
  EMERGING GROWTH FUND - seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects;
  FLEXIBLY MANAGED FUND - seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions;
  INTERNATIONAL EQUITY FUND - seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries;
  QUALITY BOND FUND - seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities;
  HIGH YIELD BOND FUND - seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities (see accompanying Penn Series prospectuses);
  MONEY MARKET FUND - seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

  Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds. OpCap Advisors, New York, New York, is investment sub-adviser to the Value Equity and Small Capitalization Funds. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Vontobel USA, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.
--------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

  CAPITAL APPRECIATION PORTFOLIO - seeks capital growth by investing primarily in common stocks believed to have better-than-average prospects for appreciation.
  American Century Investment Management, Inc., Kansas City, Missouri, is investment adviser to the Capital Appreciation Portfolio.
--------------------------------------------------------------------------------
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:

  LIMITED MATURITY BOND PORTFOLIO - seeks highest current income consistent with low risk to principal and liquidity, primarily by investing in a diversified portfolio of limited maturity debt securities. A secondary objective is capital appreciation.
  BALANCED PORTFOLIO - seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.
  PARTNERS PORTFOLIO - seeks capital growth by investing primarily in common stocks of established companies, using the value oriented investment approach. Neuberger & Berman reserves the right to make changes in the investment objective, but will notify shareholders thirty days in advance of any proposed material change.
  Neuberger & Berman Management Incorporated, New York, New York, is investment adviser to the Limited Maturity Bond Portfolio, the Balanced Portfolio and the Partners Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

  EQUITY-INCOME PORTFOLIO - seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.
  GROWTH PORTFOLIO - seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.
  Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.
--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

  ASSET MANAGER PORTFOLIO - seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.
  INDEX 500 PORTFOLIO - seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange.
  Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio and the Index 500 Portfolio.
--------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.:

  EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO - seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies which are developing strongly and in which the markets are becoming more sophisticated.
  Morgan Stanley Asset Management Inc., New York, New York, is investment adviser to the Emerging Markets Equity (International) Portfolio.
--------------------------------------------------------------------------------
FOR MORE INFORMATION ON THE MUTUAL FUNDS IN WHICH THE SUBACCOUNTS INVEST, SEE THE PROSPECTUSES FOR PENN SERIES FUNDS, INC., AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II, AND MORGAN STANLEY UNIVERSAL FUNDS, INC. YOU SHOULD READ THE PROSPECTUSES FOR THE FUNDS IN WHICH YOU ARE INTERESTED BEFORE INVESTING.
--------------------------------------------------------------------------------
VOTING RIGHTS

Under the Investment Company Act of 1940 as currently interpreted, Contract Owners have the right to instruct the Company as to the voting of the shares of the mutual funds held in the subaccounts of the Separate Account pursuant to the Contracts. The number of shares of a fund for which voting instructions may be given prior to the Contract Annuity Date is determined by dividing the Contract Owner's interest in the applicable subaccount of the Separate Account by the net asset value per share of the fund. The number of shares of a fund for which voting instructions may be given after the Contract Annuity Date is determined by dividing the reserve allocated to the applicable subaccount by the net asset value per share of the fund. Should the applicable law, or interpretations thereof, change so as to permit us to vote shares of the mutual funds in our own right, we may elect to do so. Further, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with federal law or interpretations thereof.
--------------------------------------------------------------------------------
THE CONTRACT

The Contract described in this prospectus is a combination variable and fixed annuity contract. The Contract provides for investment, through subaccounts of the Separate Account, in one or more of the available funds of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Universal Funds, Inc.

It also provides for investment in one or more fixed interest accounts. The fixed interest accounts are guaranteed and funded by the Company through its general account. See THE FIXED INTEREST OPTIONS in this prospectus.
  As the Contract Owner, you determine, within Contract limits (1) the amount and frequency of the purchase payments to be made to the Company, (2) the investment options to which the purchase payments are to be allocated, (3) transfers among investment options, (4) the form of annuity to be paid after the accumulation period and the person to whom it is to be paid, (5) the beneficiary to whom death benefits are to be paid, and (6) the amount and frequency of withdrawals from the Contract Value. Currently, for Contracts sold in Oregon, New Jersey and Washington, purchase payments may be made only during the first three contract years.
  During the variable annuity payout period, you (or the beneficiary in the event of your death or the Annuitant's death) may transfer Annuity Unit values among subaccounts of the Separate Account.
  Upon the earlier of the death of the Contract Owner (other than a trustee) or Annuitant prior to the Annuity Date, the beneficiary may elect to receive a death benefit in a lump sum or in the form of an annuity. A spousal beneficiary may elect to become the Owner of the Contract.
  The Contract may be amended at any time to conform to applicable laws or governmental regulations. If, in our judgment, investment in any of the mutual funds becomes inappropriate to the purposes of the Contract, we may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another fund for existing and future investments.
  Contract Owner inquiries may be made by writing The Penn Insurance and
Annuity Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call (215) 956-9177.
--------------------------------------------------------------------------------
PURCHASES

  To purchase a Contract, your completed application, together with a check for the first purchase payment, should be forwarded to our administrative office. Normally, a completed application form received at our administrative office will be accepted within two business days. If an incomplete application is not completed and acted upon within five business days, the purchase payment will be returned to you unless you request that we retain it while you complete the application. All subsequent purchase payments are sent directly to our administrative office.
  The minimum initial purchase payment is $5,000 for all non-qualified contracts and $2,000 for individual retirement annuities under Section 408 of the Internal Revenue Code and for tax deferred annuities under Section 403(b)
of the Code. For all Contracts, the minimum subsequent purchase payment that will be accepted is $250. We may, in our discretion, reduce the minimum requirements for initial and subsequent purchase payments. We will accept total purchase payments under your Contract of up to $1 million. Total purchase payments in excess of $1 million require our prior approval.
  Purchase payments allocated to the Separate Account are credited in the form of Accumulation Units of the subaccount selected. The number of Accumulation Units credited is determined by dividing the purchase payment allocated to the Separate Account by the value of the Accumulation Unit at the end of the valuation period in which the purchase payment is received at our administrative office or, in a case of the first purchase payment, is accepted by us.
  The principal underwriter of the Contract (under federal securities laws) is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual.
--------------------------------------------------------------------------------
ACCUMULATION UNITS

  For each subaccount of the Separate Account the value of an Accumulation Unit will be $10 when the subaccount commences operation. The value of an Accumulation Unit may increase or decrease from one valuation period to the next.
  The value of an Accumulation Unit for a valuation period is determined by multiplying the value of an Accumulation Unit for the prior valuation period by the net investment factor for the subaccount for the current valuation period.
  The net investment factor is a measure of (1) investment performance of mutual fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25% and contract administration charge at an annual rate of 0.15% assessed against the subaccount. Under current law, no taxes are levied against income or gain from investments held in a subaccount.

--------------------------------------------------------------------------------
ANNUITY PAYMENTS

  You may choose one of the following forms of annuity: (1) an annuity for a specified number of years, (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5)
such other form of annuity as we may agree upon. You may select any one of these forms of annuity as a variable annuity (except for a specified number of years), a fixed annuity, or a combination of both.
  The level of the variable annuity payments is determined by various factors, including the amount accumulated and applied under the Contract to the variable annuity, the form of annuity chosen, the expected duration of the annuity period, the performance of the applicable investment options, and the annuity purchase rates and charges specified in the Contract.
  The variable annuity purchase rates assume an annual net investment return of 3%. If the annual net investment return during the annuity payout period is greater than 3%, the level of the annuity payment increases. If the annual net investment return is less than 3%, the level of the annuity payments decreases.
  The level of fixed annuity payments under a Contract is determined by various factors, including the amount accumulated and applied under the Contract to the fixed annuity, the form of annuity chosen, the expected duration of the annuity period, and current annuity purchase rates for single premium nonparticipating fixed annuity contracts issued by the Company.
  Unless you specify otherwise, you or such other person you designate will receive a life annuity with payments guaranteed for 10 years, except for tax deferred annuities under Section 403(b) of the Code and pension or profit sharing plans under Section 401 of the Code. Annuitants under those Contracts will receive a joint and survivor annuity. Unless you specify otherwise, the annuity will be split between fixed and variable in the same proportions as the Contract Value on the Annuity Date.
  Unless you specify otherwise, the Annuity Date will be the later of (1) the first day of the next month after the Annuitant's 85th birthday or (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract may not be earlier than the second contract anniversary and must be on the first day of a month.
  You may change the Annuity Date or annuity option by giving written notice at our administrative office at least 30 days prior to the current Annuity Date.
If the Contract Value of a Contract is less than $5,000, we may elect to pay such amount in a lump sum in place of an annuity. Annuity payments are generally monthly, starting with the Annuity Date, but may also be made quarterly, semiannually or annually at your request. However, if any payment would be less than $50, we may change the frequency of annuity payments so that payments are at least $50 each.
--------------------------------------------------------------------------------
DEATH BENEFIT

  If the Contract Owner or the Annuitant dies prior to the Annuity Date, we will pay the beneficiary the greater of (1) the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received at our administrative office; or (2) the sum of the Fixed Account Value on the date the above information is received at our administrative office and the net purchase payments and transfers allocated to the Separate Account (i.e., all purchase payments and transfers to the Separate Account minus all prior withdrawals and transfers made from the Separate Account). The death benefit generally will be paid within 7 days after the Company has sufficient information to make the payment. For a discussion of the tax treatment of a death benefit, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.
  If the Contract Owner dies before the age of 80 and if permitted by state law, an enhanced death benefit will be paid to the beneficiary, if it is greater than the Contract Value as of the receipt of proof of death and the necessary information to make a death benefit payment. The enhanced death benefit is the sum of: (1) the Fixed Account Value, and (2) the net purchase payments allocated to the Separate Account (as defined in the previous paragraph) plus interest accumulated at an annual interest rate of 5% through the Contract Owner's attained age 69, and interest accumulated at an annual interest rate of 3% for years subsequent to attained age 70.
  If the beneficiary is the Contract Owner's surviving spouse, the surviving spouse has the right to become the Contract Owner rather than receive the death benefit.
  Within one year of the date of death, the beneficiary may elect to receive the death benefit in single sum or in the form of an annuity. If payment is to be received in a single sum, it must be paid within five years of the date of death (until paid out, the death benefit will be allocated to subaccounts of the Separate Account and/or fixed interest options as directed by the beneficiary). If an annuity is selected, payments must commence within one year of the date of death and must be made over the beneficiary's life or over a period not longer than the beneficiary's life expectancy. If an election is not made within one year of the date of death, the death benefit will be paid to the beneficiary in a single sum.
  If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in lump sum the present value of the remaining payments.

  You may designate a beneficiary in your application. You may change the beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.
--------------------------------------------------------------------------------
TRANSFERS

  Prior to the Annuity Date, you may transfer amounts from one subaccount of the Separate Account to another subaccount of the Separate Account. Within certain additional limitations stated in the Contract, you may also transfer amounts from the subaccounts of the Separate Account to a fixed interest option of the Fixed Account prior to the Annuity Date. Transfers may be made from the Fixed Account to the Variable Account or to another fixed interest option within the Fixed Account only at the completion of the interest period or within the 25 days thereafter.
  After the Annuity Date and during an annuity payout period, you may transfer amounts (upon which the annuity payments are based) from one subaccount of the Separate Account to another. Upon your death or the death of the Annuitant, a beneficiary who is receiving annuity payments may transfer amounts among the subaccounts of the Separate Account.

  Transfers will be based on values at the end of the valuation period in which the transfer request is received at our service office.
  The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount or fixed interest option. In the case of partial transfers, the amount remaining in the subaccount or fixed interest option must be at least $250.

  A request for transfer must be received at our service office and all other administrative requirements for transfer must be met to make the transfer. The Separate Account and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.
  DOLLAR COST AVERAGING: If you have a Contract Value of at least $10,000, you may elect to have flat dollar amounts ($100 minimum) transferred monthly or quarterly from one source account to other accounts ($50 minimum per account). These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount,
or One Year Fixed Interest Option. The dollar cost averaging term may run from 12 to 60 months, or until you give notice of a change in allocation or cancellation of the feature.
  AUTOMATIC REBALANCING: You may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options. Dollar cost averaging and automatic rebalancing may not be in effect at the same time.
--------------------------------------------------------------------------------
WITHDRAWALS

  Prior to the Annuity Date and prior to the earlier of the death of the Contract Owner and Annuitant, you may withdraw all or part of your Contract Value. Withdrawals will be based on values at the end of the valuation period in which a proper written request for withdrawal (and the Contract, in case of a full withdrawal) is received at our administrative office. Payment will normally be made within seven days of receipt of the written request and the Contract, if required. A withdrawal may result in certain tax consequences, including an additional 10% tax under certain circumstances. For a discussion of the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.
  The minimum withdrawal is $500 or, at the time of the first withdrawal in each Contract Year, 15% of total purchase payments if less. A partial withdrawal may be made from a subaccount of the Separate Account only if the amount remaining in the subaccount is at least $250. If you request a partial withdrawal without specifying allocation of the withdrawal among investment options, it will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from the fixed interest options beginning with the One Year Fixed Interest Option and continuing with the other fixed interest options in order of ascending duration.
  SYSTEMATIC WITHDRAWALS: You may make a request for a systematic withdrawal if there is no previous withdrawal in the current contract year. The maximum value of a systematic withdrawal request is 15% of total purchase payments at the time of the request. A level systematic withdrawal will begin one modal period after the date of receipt of the request. The systematic withdrawals may be made on a monthly, quarterly, semiannual or annual basis. The minimum Contract Value that is eligible for a systematic withdrawal is $25,000, and the minimum amount of each withdrawal payment is $50. Payments can be made of either a fixed dollar amount or of a fixed percentage of purchase payments. The latter option provides a convenient way to take advantage of the ability to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. See FREE WITHDRAWALS below. For a discussion of the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

  403(B) WITHDRAWALS: With respect to Contracts qualifying under Section 403(b) of the Internal Revenue Code, there are certain restrictions on withdrawals. Withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For a discussion of the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.
--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

  We reserve the right to defer a withdrawal, a transfer of values or annuity payments funded by the Separate Account if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.
--------------------------------------------------------------------------------
CHARGES

  ADMINISTRATION CHARGES: Charges are assessed to reimburse us for the expenses we incur in administering the Contract and the Separate Account. First, on each Contract Anniversary prior to the Annuity Date (and any other date the Variable Account Value is reduced to zero through withdrawal or transfer), we deduct from the Variable Account Value a contract administration charge of $30 or, if less, 2% of the Variable Account Value. We will not, however, deduct this charge if the Variable Account Value is greater than $50,000. The charge is made by canceling Accumulation Units credited to the Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value. Second, we deduct from the Separate Account a daily administration charge equal to an effective annual rate of 0.15% of the daily net asset value of the Separate Account. These administration charges are guaranteed not to increase and are intended to cover our average anticipated administration expenses over the periods the Contracts are in force.
  MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily mortality and expense risk charge equal to an effective annual rate of 1.25% of the daily net asset value of the Separate Account. This charge is to compensate us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is assessed during both the accumulation and variable annuity pay-out phases of the Contract.
  CONTINGENT DEFERRED SALES CHARGE: A contingent deferred sales charge may be deducted in the event of full or partial withdrawal from the Contract Value prior to the Annuity Date. This charge is made to cover sales expenses that we have incurred. Sales expenses which are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.
  A contingent deferred sales charge, if applicable, will be imposed only on a withdrawal of a purchase payment in cases where the purchase payment was made within seven years of the date of the withdrawal. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

          NUMBER OF FULL CONTRACT
          YEARS SINCE PURCHASE PAYMENT   APPLICABLE CHARGE
  -----------------------------------------------------------------------------
               0                                 6%
  -----------------------------------------------------------------------------
               1                                 6%
  -----------------------------------------------------------------------------
               2                                 5%
  -----------------------------------------------------------------------------
               3                                 4%
  -----------------------------------------------------------------------------
               4                                 3%
  -----------------------------------------------------------------------------
               5                                 2%
  -----------------------------------------------------------------------------
               6                                 1%
  -----------------------------------------------------------------------------
               7+                                0%
  -----------------------------------------------------------------------------

  The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owner.

 FREE WITHDRAWALS:

 Seven-Year-Old Purchase Payments. You may withdraw any purchase payment which was made more than 7 years before the withdrawal without incurring a contingent deferred sales charge.

 15% Withdrawals. On the last day of the first contract year and once each contract year thereafter, you may withdraw, without incurring a contingent deferred sales charge, 15% of total purchase payments. You may take the 15% free withdrawal on a single sum basis or systematically, but not both. The 15% free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the 15% free withdrawal in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis. This 15% free withdrawal applies only to the first withdrawal request made in a contract year (after the first contract year) and the amount is not cumulative from year to year.

 Medically Related Withdrawal. Subject to applicable state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, up to the lesser of $500,000 or your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states.

 Disability Related Withdrawal. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

 Other Withdrawals. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Internal Revenue Code.

  PREMIUM TAXES:

  Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3 1/2%.
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

  The Company may advertise total return performance and annual changes in accumulation unit values. We may also provide information on "yields" and "effective yields" on investments in the Money Market Fund subaccount.
  Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the underlying fund portfolio has been in existence. Such figures are based on the hypothetical assumption that the Separate Account invested in the underlying portfolios from the date those portfolios were first available to other insurance company separate accounts. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We may also show average annual rates of total return, assuming other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).
  The "yield" on an investment in the Money Market Fund subaccount refers to the income generated by the investment over a 7-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
--------------------------------------------------------------------------------
THE FIXED INTEREST OPTIONS

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE COMPANY'S GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 AND THE GENERAL ACCOUNT HAS NOT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. THE GENERAL ACCOUNT AND ANY INTERESTS HELD IN THE GENERAL ACCOUNT ARE THEREFORE NOT SUBJECT TO THE PROVISIONS OF THESE ACTS. HENCE THIS PROSPECTUS GENERALLY DISCUSSES ONLY THE VARIABLE PORTION OF THE CONTRACT. THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. DISCLOSURE REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN THIS PROSPECTUS.

--------------------------------------------------------------------------------
  GENERAL INFORMATION

  Subject to the laws of your state, you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Account: (1) the One Year Fixed Interest Option;
(2) the Three Year Fixed Interest Option; (3) the Five Year Fixed Interest Option; and (4) the Seven Year Fixed Interest Option. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the One Year Fixed Interest Option, the Three Year Fixed Interest Option, the Five Year Fixed Interest Option or the Seven Year Fixed Interest Option, we credit interest at an effective annual interest rate declared by us in the month in which the allocation is made. The declared rate of interest will apply through the end of the 12-month, 36-month, 60-month or 84-month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 3%. In addition, we guarantee that the rate credited in the One Year Fixed Interest Option will at least equal the increase in the cost of living as calculated by the Company; the Company uses for this purpose a six-month average of the relative change by month in the Consumer Price Index published by the Bureau of Labor Statistics.
  You may transfer amounts in the Fixed Account to subaccounts of the Separate Account or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of your Contract. A premature withdrawal charge in an amount specified in the Contract will be deducted from the interest earned on any amount that is withdrawn from the Three Year Fixed Interest Option, the Five Year Fixed Interest Option or the Seven Year Fixed Interest Option prior to the expiration of the period for which the interest rate is guaranteed. Amounts not withdrawn or reallocated within 25 days after the end of an interest period are rolled over and treated as a new allocation to the same fixed interest option. The premature withdrawal charge is not applicable to amounts withdrawn to effect an annuity or to meet the minimum distribution requirement under the tax laws. Nor will the premature withdrawal charge be applied to amounts withdrawn due to the death, total disability, or defined medical confinement or terminal illness of the owner or annuitant, as specified in the Contract. In no event will the premature withdrawal charge be greater than the total amount of interest credited to the applicable fixed interest option. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in the Company's general account is not feasible.

--------------------------------------------------------------------------------
  LOANS UNDER SECTION 403(B) CONTRACTS

  Subject to compliance with applicable state law, Contract Owners qualifying under Section 403(b) of the Code may be able to borrow against a portion of the amount credited under their Contract, provided the loan privilege has been approved in the applicable state. The loan will be made from the general account of the Company. Because this prospectus generally is limited to describing the variable portion of the Contract, you should review the Contract loan endorsement or consult your Company representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments. The following paragraphs describe how exercise of the loan privilege may relate to the Variable Account Value.
  First, at the time a Contract loan is made and in accordance with your direction, an amount equal to the initial loan amount will be transferred from the Contract's investment options to an account in the Company's general account called the "Restricted Account." Amounts transferred from investment options to the Restricted Account will not participate in the investment experience of those investment options. Amounts transferred to the Restricted Account will generally earn interest at a rate 2 1/2 percentage points less than the rate of interest charged on the loan.

  Second, on your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your investment options in accordance with your current payment allocation instructions.
  Third, loan repayments, which are due quarterly, will result in the transfer of an amount equal to the principal portion of the repayment from the
Restricted Account to the Money Market subaccount. You may then transfer amounts from the Money Market subaccount to the other investment options offered under the Contract.
  Fourth, if a payment or the entire loan is in default as defined in the Contract, the Company will report the amount of the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59
1/2, as a premature distribution. Subject to restrictions in Section 403(b) of the Code, the amount of any missed payment, plus interest, or the entire loan balance, plus interest, if the entire loan is in default, plus any applicable contingent deferred sales charge, will be withdrawn by us from your investment options in accordance with your direction in the Loan Request and Agreement. We will use the net proceeds from the withdrawal to repay the loan. If a withdrawal is restricted under the Code, the outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. Thus, when an event takes place which makes withdrawal from the Contract permissible under the Code, such as attainment of age 59 1/2, disability, or death, we will check the Contract to determine if there is an outstanding loan balance for which one or more payments have been missed. If so, we will withdraw from your investment options, in accordance with your direction in the Loan Request and Agreement, funds necessary to pay the overdue amount, plus any applicable contingent deferred sales charge. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.
  Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. The Company reserves the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.
--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

The following brief discussion of federal income tax considerations is based on the law in effect on the date of this prospectus, which may be changed by legislative, judicial or administration action. The summary is general in nature and does not consider any applicable state or local tax laws. For further information, you should consult qualified tax counsel.
  Under current law, no federal income taxes are imposed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or death benefit or as annuity payment under an annuity option.
  For a withdrawal or death benefit, the taxable portion is generally the amount in excess of the cost basis of the Contract. Amounts withdrawn by the Contract owner or received as a death benefit by the designated beneficiary are treated first as taxable income to the extent of the excess of the Contract Value over the purchase payments made under the Contract. Such taxable portion is taxed at ordinary income tax rates. Designation of a beneficiary who is either 37 1/2 years younger than the Contract Owner or a grandchild of the Contract Owner may have Generation Skipping Transfer Tax consequences under
Section 2601 of the Internal Revenue Code.
  For annuity payments, the taxable portion is generally determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.
  An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. There will be no additional income tax on early withdrawals which are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a beneficiary, or on withdrawals made on or after age 59 1/2. There also will be no additional tax on distributions made after death or on withdrawals attributable to total and permanent disability. Further, there will be no additional tax on distributions within certain other exceptions to the general rule.
  The transfer of a Contract may result in the transferor incurring tax. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.
  Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

  Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger & Berman Advisers Management Trust, Variable Insurance Products Fund, Variable Insurance Products Fund II, and Morgan Stanley Universal Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.
  The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it will provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.
  The Contracts may be used in connection with retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), tax deferred annuities qualified under Section 403(b) of the Code, pension or profit sharing plans for self-employed individuals qualified under
Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code, or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.
  For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.
  Generally, under a nonqualified annuity or individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to withholding to meet federal income tax obligations. The same treatment will apply to distributions from a qualified plan or Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

  It should be understood that the foregoing description of federal income taxes is not exhaustive and that special rules and considerations may be applicable. For further information, a prospective purchaser should consult qualified tax counsel.

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION CONTENTS

--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYMENTS..................................................  B-2
  First Variable Annuity Payments..........................................  B-2
  Subsequent Variable Annuity Payments.....................................  B-2
  Annuity Units............................................................  B-2
  Value of Annuity Units...................................................  B-2
  Net Investment Factor....................................................  B-2
  Assumed Interest Rate....................................................  B-3
  Valuation Period.........................................................  B-3
--------------------------------------------------------------------------------
PERFORMANCE DATA...........................................................  B-4
  Average Annual Total Return..............................................  B-4
  Annual Changes in Accumulation Unit Values...............................  B-8
  Yields (Money Market Fund)...............................................  B-9
--------------------------------------------------------------------------------
ADMINISTRATION AND RECORDKEEPING SERVICES..................................  B-9
--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES.................................  B-9
--------------------------------------------------------------------------------
CUSTODIAN..................................................................  B-9
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS.......................................................  B-9
--------------------------------------------------------------------------------
LEGAL MATTERS.............................................................. B-10
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS....................................................... B-10
--------------------------------------------------------------------------------

                                    PART B
                                    ------

                      Information Required in a Statement
                      -----------------------------------

                           of Additional Information
                           -------------------------

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 1998
--------------------------------------------------------------------------------

PIA VARIABLE ANNUITY ACCOUNT I

THE PENN INSURANCE AND ANNUITY COMPANY

PHILADELPHIA, PENNSYLVANIA 19172 . TELEPHONE (215) 956-9177              PENNANT
--------------------------------------------------------------------------------

This statement of additional information is not a prospectus. It should be read in conjunction with the current prospectus for PIA Variable Annuity Account I, dated May 1, 1998. To obtain a prospectus you may write to The Penn Insurance and Annuity Company, Customer Service Group, Philadelphia, PA 19172. Or you may call (215) 956-9177. Terms used in this statement of additional information have the same meaning as the prospectus.
--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS..................................................  B-2
  First Variable Annuity Payments..........................................  B-2
  Subsequent Variable Annuity Payments.....................................  B-2
  Annuity Units............................................................  B-2
  Value of Annuity Units...................................................  B-2
  Net Investment Factor....................................................  B-2
  Assumed Interest Rate....................................................  B-3
  Valuation Period.........................................................  B-3
--------------------------------------------------------------------------------
PERFORMANCE DATA...........................................................  B-4
  Average Annual Total Return..............................................  B-4
  Annual Changes in Accumulation Unit Values...............................  B-8
  Yields (Money Market Fund)...............................................  B-9
--------------------------------------------------------------------------------
ADMINISTRATION AND RECORDKEEPING SERVICES..................................  B-9
--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS..................................................  B-9
--------------------------------------------------------------------------------
CUSTODIAN..................................................................  B-9
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS.......................................................  B-9
--------------------------------------------------------------------------------
LEGAL MATTERS.............................................................. B-10
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS....................................................... B-10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS

--------------------------------------------------------------------------------
FIRST VARIABLE ANNUITY PAYMENT

  When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the 1983 Individual Annuity Mortality Tables with interest at 3%.

--------------------------------------------------------------------------------
SUBSEQUENT VARIABLE ANNUITY PAYMENTS

  The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

--------------------------------------------------------------------------------
ANNUITY UNITS

  For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

--------------------------------------------------------------------------------
VALUE OF ANNUITY UNITS

  The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% built into the annuity tables.

--------------------------------------------------------------------------------
NET INVESTMENT FACTOR

  For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):
WHERE (A) IS:
  The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period plus
  ----
  The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period plus or minus
  -------------
  A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).
WHERE (B) IS:
  The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period plus or minus
  -------------
  The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).
WHERE (C) IS:
  The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.40% of the daily net asset value of the subaccount.

--------------------------------------------------------------------------------
ASSUMED INTEREST RATE

  A 3% assumed annual interest rate is included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is 3% on an annual basis, annuity payments will be level.

--------------------------------------------------------------------------------
VALUATION PERIOD

  Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

--------------------------------------------------------------------------------
PERFORMANCE DATA

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN

  Although the Separate Account was not available until the effective date of this registration statement, the returns calculated below reflect a hypothetical return as if the Separate Account had invested in the underlying funds for the indicated periods.
--------------------------------------------------------------------------------

TABLE 1

  Table 1 shows the average annual rates of total return on hypothetical investments of $1,000, through the Separate Account, in funds of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger and Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund and Fidelity Investments' Variable Insurance Products Fund II, and Morgan Stanley Universal Funds, Inc. for the periods ended December 31, 1997 and assume withdrawal of the investments at the end of the period.

                                              AVERAGE ANNUAL TOTAL RETURN
                         ---------------------------------------------------------------------
                                                                                FROM INCEPTION
                         INCEPTION    ONE YEAR      FIVE YEARS     TEN YEARS       THROUGH
FUND (MANAGER)             DATE*   ENDED 12/31/97 ENDED 12/31/97 ENDED 12/31/97    12/31/97
--------------           --------- -------------- -------------- -------------- --------------
Growth Equity (a)....... 06/01/83      18.55%         12.63%         12.42%         11.17%
 (Independence Capital)
Value Equity (a)........ 03/17/87      16.57%         16.46%         14.82%         12.61%
 (OpCap)
Small-Cap Fund.......... 03/01/95      14.94%           N/A            N/A          15.96%
 (OpCap)
Emerging Growth Fund
 (a)(g)................. 05/01/97      30.72%           N/A            N/A          30.72%
 (RS Investment
 Management)
Flexibly Managed (a).... 07/31/84       7.63%         12.22%         12.25%         13.30%
 (T. Rowe Price)
International Equity
 (a).................... 11/01/92       3.06%         11.53%           N/A          11.48%
 (Vontobel)
Quality Bond (a)........ 03/17/87       1.00%          5.47%          7.14%          6.54%
 (Independence Capital)
High Yield Bond (a)..... 08/06/84       8.26%          9.24%          9.53%          9.23%
 (T. Rowe Price)
Capital Appreciation
 Portfolio (b).......... 11/20/87      -9.64%          3.70%          7.05%          7.65%
 (American Century
 Investment Management)
Balanced Portfolio (c).. 02/28/89      11.69%          8.20%           N/A           9.58%
 (Neuberger & Berman)
Limited Maturity Bond
 Portfolio (c).......... 09/10/84       -.16%          3.75%          5.54%          6.65%
 (Neuberger & Berman)
Partners Portfolio (c).. 03/22/94      22.83%           N/A            N/A          21.62%
 (Neuberger & Berman)
Equity-Income Portfolio
 (d).................... 10/09/86      19.50%         17.62%         14.77%         12.73%
 (Fidelity Investments)
Growth Portfolio (d).... 10/09/86      15.11%         15.61%         15.28%         13.67%
 (Fidelity Investments)
Asset Manager Portfolio
 (e).................... 09/06/89      12.82%         10.95%           N/A          11.10%
 (Fidelity Investments)
Index 500 (e)........... 08/27/92      24.30%         18.13%           N/A          18.13%
 (Fidelity Investments)
Emerging Markets Equity
 (International)(f)..... 10/01/96      -6.30%           N/A            N/A          -6.99%
 (Morgan Stanley)

-----------------------
*   Represents the date the underlying fund was established.
(a) Penn Series Funds, Inc.
(b) American Century Variable Portfolios, Inc.
(c) Neuberger and Berman Advisers Management Trust
(d) Variable Insurance Products Fund
(e) Variable Insurance Products Fund II

(f) Morgan Stanley Universal Funds, Inc.

(g) Average Annual Total Return for period May 1, 1997 to December 31, 1997

  The average annual rates of total return shown in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 + T)n = ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the withdrawal value at the end of the periods shown. The $30 annual contract administration charge is reflected assuming an anticipated average Contract Value and assuming that the Contract Value is allocated equally across all available subaccounts by an average contract owner.

--------------------------------------------------------------------------------
TABLE 2

  Table 2 below shows the average annual rates of return on hypothetical initial investments of $1,000, through the Separate Account, in funds of the Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger and Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II, and Morgan Stanley Universal Funds, Inc. for the periods ended December 31, 1997 and assumes the investments are not withdrawn at the end of the period.

                                              AVERAGE ANNUAL TOTAL RETURN
                         ---------------------------------------------------------------------
                                                                                FROM INCEPTION
                         INCEPTION    ONE YEAR      FIVE YEARS     TEN YEARS       THROUGH
FUND (MANAGER)             DATE*   ENDED 12/31/97 ENDED 12/31/97 ENDED 12/31/97    12/31/97
--------------           --------- -------------- -------------- -------------- --------------
Growth Equity (a)....... 06/01/83      24.92%         13.02%         12.42%         11.17%
 (Independence Capital)
Value Equity (a)........ 03/17/87      22.86%         16.86%         14.82%         12.61%
 (OpCap)
Small-Cap Fund.......... 03/01/95      21.13%           N/A            N/A          17.75%
 (OpCap)
Emerging Growth Fund
 (a)(g)................. 05/01/97      61.48%           N/A            N/A          61.48%
 (RS Investment
 Management)
Flexibly Managed (a).... 07/31/84      13.45%         12.60%         12.25%         13.30%
 (T. Rowe Price)
International Equity
 (a).................... 11/01/92       8.61%         11.91%           N/A          11.85%
 (Vontobel)
Quality Bond (a)........ 03/17/87       6.44%          5.83%          7.14%          6.54%
 (Independence Capital)
High Yield Bond (a)..... 08/06/84      14.09%          9.61%          9.53%          9.23%
 (T. Rowe Price)
Capital Appreciation
 Portfolio (b).......... 11/20/87      -4.77%          4.06%          7.05%          7.65%
 (American Century
 Investment Management)
Balanced Portfolio (c).. 02/28/89      17.69%          8.58%           N/A           9.58%
 (Neuberger & Berman)
Limited Maturity Bond
 Portfolio (c).......... 09/10/84       5.21%          4.11%          5.54%          6.65%
 (Neuberger & Berman)
Partners Portfolio (c).. 03/22/94      29.44%           N/A            N/A          22.74%
 (Neuberger & Berman)
Equity-Income Portfolio
 (d).................... 10/09/86      25.94%         18.03%         14.77%         12.73%
 (Fidelity Investments)
Growth Portfolio (d).... 10/09/86      21.32%         16.00%         15.28%         13.67%
 (Fidelity Investments)
Asset Manager Portfolio
 (e).................... 09/06/89      18.89%         11.33%           N/A          11.10%
 (Fidelity Investments)
Index 500 (e)........... 08/27/92      30.99%         18.54%           N/A          18.51%
 (Fidelity Investments)
Emerging Markets Equity
 (International)(f)..... 10/01/96      -1.25%           N/A            N/A          -3.00%
 (Morgan Stanley)

-----------------------
*   Represents the date the underlying fund was established.
(a) Penn Series Funds, Inc.
(b) American Century Variable Portfolios, Inc.
(c) Neuberger and Berman Advisers Management Trust
(d) Variable Insurance Products Fund
(e) Variable Insurance Products Fund II

(f) Morgan Stanley Universal Funds, Inc.

(g) Average Annual Total Return for period May 1, 1997 to December 31, 1997

--------------------------------------------------------------------------------
TABLE 3

  Table 3 below shows the average annual rates of return on hypothetical initial investments of $10,000, through the Separate Account, in funds of the Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger and Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II, and Morgan Stanley Universal Funds, Inc. for the periods ended December 31, 1997 and assumes the investments are not withdrawn at the end of the period.

                                              AVERAGE ANNUAL TOTAL RETURN
                         ---------------------------------------------------------------------
                                                                                FROM INCEPTION
                         INCEPTION    ONE YEAR      FIVE YEARS     TEN YEARS       THROUGH
FUND (MANAGER)             DATE*   ENDED 12/31/97 ENDED 12/31/97 ENDED 12/31/97    12/31/97
--------------           --------- -------------- -------------- -------------- --------------
Growth Equity (a)....... 06/01/83      24.98%         13.07%         12.45%         11.20%
 (Independence Capital)
Value Equity (a)........ 03/17/87      23.20%         17.15%         15.03%         12.85%
 (OpCap)
Small-Cap Fund.......... 03/01/95      21.30%           N/A            N/A          17.90%
 (OpCap)
Emerging Growth Fund
 (a)(g)................. 05/01/97      37.91%           N/A            N/A          37.91%
 (RS Investment
 Management)
Flexibly Managed (a).... 07/31/84      13.99%         13.04%         12.59%         13.56%
 (T. Rowe Price)
International Equity
 (a).................... 11/01/92       8.85%         12.09%           N/A          12.05%
 (Vontobel)
Quality Bond (a)........ 03/17/87       6.52%          5.90%          7.20%          6.60%
 (Independence Capital)
High Yield Bond (a)..... 08/06/84      14.17%          9.68%          9.59%          9.28%
 (T. Rowe Price)
Capital Appreciation
 Portfolio (b).......... 11/20/87      -4.62%          4.19%          7.16%          7.76%
 (American Century
 Investment Management)
Balanced Portfolio (c).. 02/28/89      17.78%          8.66%           N/A           9.65%
 (Neuberger & Berman)
Limited Maturity Bond
 Portfolio (c).......... 09/10/84       5.25%          4.15%          5.57%          6.68%
 (Neuberger & Berman)
Partners Portfolio (c).. 03/22/94      29.59%           N/A            N/A          22.87%
 (Neuberger & Berman)
Equity-Income Portfolio
 (d).................... 10/09/86      26.29%         18.30%         14.99%         12.97%
 (Fidelity Investments)
Growth Portfolio (d).... 10/09/86      21.72%         16.32%         15.52%         13.93%
 (Fidelity Investments)
Asset Manager Portfolio
 (e).................... 09/06/89      18.97%         11.40%           N/A          16.16%
 (Fidelity Investments)
Index 500 (e)........... 08/27/92      31.14%         18.66%           N/A          18.63%
 (Fidelity Investments)
Emerging Markets Equity
 (International)(f)..... 10/01/96      -1.10%           N/A            N/A          -2.78%
 (Morgan Stanley)

-----------------------
*   Represents the date the underlying fund was established.
(a) Penn Series Funds, Inc.
(b) American Century Variable Portfolios, Inc.
(c) Neuberger and Berman Advisers Management Trust
(d) Variable Insurance Products Fund
(e) Variable Insurance Products Fund II

(f) Morgan Stanley Universal Funds, Inc.

(g) Average Annual Total Return for period May 1, 1997 to December 31, 1997

  The average annual rates of total return shown in Tables 2 and 3 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the Contract Value at the end of the periods shown, in accordance with the following formula: P(1 + T)n = FV. In the formula, P is a hypothetical investment of $1,000 in Table 2 and $10,000 in Table 3; T is the average annual total return; n is the number of years; and FV is the Contract Value at the end of the periods shown. The $30 annual contract administrative charge is reflected assuming an anticipated average Contract Value and assuming that the average Contract Value is allocated equally across all available subaccounts by an average contract owner. The average annual rates of total returns reflect all recurring charges, but do not reflect the contingent deferred sales charge ranging from 6% to 1% which, if applicable, would reduce the amount that may be withdrawn under the Contract.

--------------------------------------------------------------------------------
ANNUAL CHANGES IN ACCUMULATION UNIT VALUES

--------------------------------------------------------------------------------
TABLE 4

  Table 4 shows the changes in values of accumulation units issued for each of the Funds of the Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger and Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investment's Variable Insurance Products Fund II, and Morgan Stanley Universal Funds, Inc. for each of the calendar years 1995, 1996 and 1997 for which the investment option was offered. Accumulation unit values do not reflect the $30 annual contract or account administration charge or the contingent deferred sales charge that may be applicable to a withdrawal from the Contract.

                                                     ANNUAL RATE OF CHANGE IN
                                                     ACCUMULATION UNIT VALUES
                                                     ---------------------------
FUND (MANAGER)                                         1997     1996     1995
--------------                                       --------  -------- --------
Growth Equity (a)...................................    24.98%   18.10%   11.75%
 (Independence Capital Management)
Value Equity (a)....................................    23.24%   23.45%   12.64%
 (OpCap)
Small Capitalization (a)............................    21.31%   18.09%   11.15%
 (OpCap)
Emerging Growth Fund (a)(g).........................    37.93%     N/A      N/A
 (RS Investment Management, Inc.)
Flexibly Managed (a)................................    14.05%   14.75%   11.65%
 (T. Rowe Price Associates, Inc.)
International Equity (a)............................     8.87%   16.90%   11.71%
 (Vontobel USA, Inc.)
Quality Bond (a)....................................     6.53%    2.69%   11.23%
 (Independence Capital Management, Inc.)
High Yield Bond (a).................................    14.17%   12.29%   10.97%
 (T. Rowe Price Associates, Inc.)
Money Market (a)....................................     3.68%    3.52%   10.31%
 (Independence Capital Management, Inc.)
Capital Appreciation Portfolio (b)..................    -4.60%   -5.66%   12.82%
 (American Century Investment Management, Inc.)
Balanced Portfolio (c)..............................    17.79%    5.40%   11.65%
 (Neuberger & Berman)
Limited Maturity Bond (c)...........................     5.26%    2.85%   10.69%
 (Neuberger & Berman)
Partners Portfolio (c)..............................    23.99%     N/A      N/A
 (Neuberger & Berman)
Equity Income (d)...................................    26.33%   12.69%   12.60%
 (Fidelity Investors Research)
Growth (d)..........................................    21.76%   13.11%   13.08%
 (Fidelity Investors Research)
Asset Manager (e)...................................    18.97%   13.01%   11.48%
 (Fidelity Investors Research)
Index 500 (e).......................................    21.50%     N/A      N/A
 (Fidelity Investors Research)
Emerging Markets (International) (f)................   -10.34%     N/A      N/A
 (Morgan Stanley)

-----------------------
(a)Penn Series Funds, Inc.
(b)American Century Variable Portfolios, Inc.
(c)Neuberger and Berman Advisers Management Trust

(d)Variable Insurance Products Fund

(e)Variable Insurance Products Fund II

(f)Morgan Stanley Universal Funds, Inc.

(g)Average Annual Total Return for period May 1, 1997 to December 31, 1997

--------------------------------------------------------------------------------
YIELDS (MONEY MARKET FUND)

  From time to time, advertisements and sales literature may quote the current or effective yield of the Money Market subaccount.

  The "yield" and "effective yield" of the Money Market Fund subaccount for the seven days ended December 31, 1997 were 3.27% and 3.32%, respectively.
  The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit of the subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of 1%. The hypothetical charge reflects deductions from contract owners' accounts in proportion to the length of the base period. The $30 annual contract administrative charge is reflected assuming an anticipated average Contract Value and assuming that the average Contract Value is allocated equally across all available subaccounts by an average contract owner.
  The effective yield is obtained by taking the base period return as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(base period return + 1) 365/7] - 1.
  The yields do not reflect the contingent deferred sales charge ranging from 6% to 1%. The deferred sales charge may or may not be applicable to a withdrawal from a Contract, depending on when the withdrawal is made.
  THE YIELDS ON AMOUNTS HELD IN THE MONEY MARKET SUBACCOUNT NORMALLY WILL FLUCTUATE ON A DAILY BASIS. THEREFORE, THE STATED YIELDS FOR ANY GIVEN PERIOD ARE NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS.
                       ---------------------------------

  THE PERFORMANCE INFORMATION SET FORTH ABOVE IS FOR PAST PERFORMANCE OF THE FUNDS, ASSUMING THE SEPARATE ACCOUNT HAD INVESTED IN THE FUNDS FROM THEIR INCEPTION, AND IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES

  The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS

  Hornor, Townsend & Kent, Inc., a wholly owned subsidiary of Penn Mutual, serves as principal underwriter of the Contracts. The address of Hornor, Townsend & Kent, Inc. is 600 Dresher Road, Horsham, PA 19044. For 1997, 1996 and 1995, the Company paid Hornor, Townsend & Kent, Inc. underwriting commissions of $138,545, $115,190 and $25,447.
  The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6 1/2% and trailer commissions based on a percentage of Contract Value may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

--------------------------------------------------------------------------------
CUSTODIAN

  The Company is custodian of the assets held in the Separate Account.

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS

  Ernst & Young LLP serve as independent auditors of The Penn Insurance and Annuity Company and PIA Variable Annuity Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.

--------------------------------------------------------------------------------
LEGAL MATTERS

  Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

  The financial statements of the Separate Account and PIA are set forth on the following pages. The financial statements of PIA should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the PIA's ability to meet its obligations under the Contracts.

--------------------------------------------------------------------------------


               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Penn Insurance and Annuity Company and Contract Owners of PIA Variable Annuity Account I--Pennant

We have audited the accompanying statement of assets and liabilities of PIA Variable Annuity Account I--Pennant (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, Small Capitalization Fund, International Equity Fund, Emerging Growth Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Partners Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Index 500 Portfolio, and Emerging Markets Equity Portfolio) as of December 31, 1997, and the related statements of operations and the changes in net assets for the year or period then ended. These financial statements are the responsibility of the management of PIA Variable Annuity Account I--Pennant. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of PIA Variable Annuity Account I--Pennant for the year ended December 31, 1996, were audited by other auditors whose report dated April 7, 1997, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1997 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the PIA Variable Annuity Account I--Pennant at December 31, 1997, the results of their operations and changes in their net assets for the year or period then ended, in conformity with generally accepted accounting principles.



                                                /s/ Ernst & Young LLP

Philadelphia, Pennsylvania

March 30, 1998

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE PENN INSURANCE AND ANNUITY COMPANY
AND CONTRACT OWNERS OF PIA VARIABLE ANNUITY ACCOUNT I--PENNANT:

We have audited the accompanying statement of changes in net assets of the PIA Annuity Account I--Pennant (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, Small Capitalization Fund, International Equity Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Capital Appreciation Portfolio (formerly TCI Growth Portfolio) Equity Income Portfolio, Growth Portfolio, and Asset Manager Portfolio) for the year ended December 31, 1996. This financial statement is the responsibility of the management of PIA Variable Annuity Account I--Pennant. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the changes in net assets of PIA Variable Annuity Account I--Pennant for the year ended December 31, 1996, in conformity with generally accepted accounting principles.

/s/ Coopers & Lybrand L.L.P
Coopers & Lybrand L.L.P

2400 Eleven Penn Center
Philadelphia, Pennsylvania
April 7, 1997

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I - PENNANT
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1997

                                       MONEY MARKET QUALITY BOND HIGH YIELD BOND GROWTH EQUITY
                             TOTAL        FUND+        FUND+          FUND+          FUND+
                          ------------ ------------ ------------ --------------- -------------
INVESTMENT IN COMMON
 STOCK:
 Number of shares.......      --         7,809,258      521,639       881,962        287,482
 Identified cost........  $221,392,140  $7,809,258   $5,373,449    $8,261,514     $6,933,089
ASSETS:
 Investments at value...  $239,409,240  $7,809,258   $5,320,720    $8,396,276     $7,005,945
 Dividends receivable...        34,391      34,391            0             0              0
LIABILITIES:
 Due to (from) the Penn
  Insurance and Annunity
  Company...............        91,544      (2,398)       2,416         3,891          2,712
                          ------------  ----------   ----------    ----------     ----------
NET ASSETS..............  $239,352,087  $7,846,047   $5,318,304    $8,392,385     $7,003,233
                          ============  ==========   ==========    ==========     ==========
Variable life
 accumulation units.....      --           709,094      432,962       596,879        403,911
Accumulated unit values.      --        $    11.06   $    12.28    $    14.06     $    17.34

----------------------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I - PENNANT
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1997


                                       MONEY MARKET QUALITY BOND HIGH YIELD BOND GROWTH EQUITY
                             TOTAL        FUND+        FUND+          FUND+          FUND+
                          ------------ ------------ ------------ --------------- -------------
INVESTMENT INCOME:
 Dividends..............  $  4,902,937  $  374,991   $  297,208    $  651,830     $   24,623
EXPENSE:
 Mortality and expense
  risk charges..........     2,582,325     105,114       56,844        81,007         61,260
                          ------------  ----------   ----------    ----------     ----------
 Net investment income
  (loss)................     2,320,612     269,877      240,364       570,823        (36,637)
                          ------------  ----------   ----------    ----------     ----------
REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses)
  from redemption of
  fund shares...........        32,427           0          608         3,996         (1,434)
 Capital gains
  distributions.........    10,313,908           0        2,184             0        698,782
                          ------------  ----------   ----------    ----------     ----------
 Net realized gains
  (losses) from
  investment
  transactions..........    10,346,335           0        2,792         3,996        697,348
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    14,512,578           0       24,619       167,037        150,133
                          ------------  ----------   ----------    ----------     ----------
 Net realized and
  unrealized gains
  (losses) on
  investments...........    24,858,913           0       27,411       171,033        847,481
                          ------------  ----------   ----------    ----------     ----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $ 27,179,525  $  269,877   $  267,775    $  741,856     $  810,844
                          ============  ==========   ==========    ==========     ==========

-----------------------
+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger & Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios, Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.

(a) For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                FLEXIBLY       SMALL      INTERNATIONAL  EMERGING                  LIMITED
 VALUE EQUITY    MANAGED   CAPITALIZATION    EQUITY       GROWTH     BALANCED   MATURITY BOND
    FUND+         FUND+        FUND+          FUND+       FUND+     PORTFOLIO++  PORTFOLIO++
 ------------   --------   -------------- ------------- ----------  ----------- -------------
   1,509,136     3,618,083      745,265        813,598     198,504     243,930      221,547
 $29,831,766   $69,275,570  $ 9,677,891    $12,926,375  $2,755,747  $3,923,959   $3,128,370
 $34,031,007   $71,746,583  $10,754,174    $13,123,341  $2,550,771  $4,341,959   $3,128,250
           0             0            0              0           0           0            0
      14,771        33,925        4,906          5,893       1,102       1,891        1,447
 -----------   -----------  -----------    -----------  ----------  ----------   ----------
 $34,016,236   $71,712,658  $10,749,268    $13,117,448  $2,549,669  $4,340,068   $3,126,803
 ===========   ===========  ===========    ===========  ==========  ==========   ==========
   1,768,950     4,704,147      673,274        880,235     184,859     299,996      270,171
 $     19.23   $     15.24  $     15.97    $     14.90  $    13.79  $    14.47   $    11.57

---------------------------------------------------------------------------------------------

                FLEXIBLY       SMALL      INTERNATIONAL  EMERGING                  LIMITED
 VALUE EQUITY    MANAGED   CAPITALIZATION    EQUITY       GROWTH     BALANCED   MATURITY BOND
    FUND+         FUND+        FUND+          FUND+      FUND+(A)   PORTFOLIO++  PORTFOLIO++
 ------------   --------   -------------- ------------- ----------  ----------- -------------
 $   411,060   $ 2,009,629  $    50,387    $   399,303  $        0  $   54,528   $  134,033
     361,431       802,196      110,368        151,901       9,423      51,825       36,113
 -----------   -----------  -----------    -----------  ----------  ----------   ----------
      49,629     1,207,433      (59,981)       247,402      (9,423)      2,703       97,920
 -----------   -----------  -----------    -----------  ----------  ----------   ----------
          19         3,891       (1,114)         6,990         345         642        3,589
   1,838,028     4,102,726      635,028        431,439     192,559     139,955            0
 -----------   -----------  -----------    -----------  ----------  ----------   ----------
   1,838,047     4,106,617      633,914        438,429     192,904     140,597        3,589
   3,228,914     2,137,531      837,078         91,691    (204,977)    426,917       29,378
 -----------   -----------  -----------    -----------  ----------  ----------   ----------
   5,066,961     6,244,148    1,470,992        530,120     (12,073)    567,514       32,967
 -----------   -----------  -----------    -----------  ----------  ----------   ----------
 $ 5,116,590   $ 7,451,581  $ 1,411,011    $   777,522  $  (21,496) $  570,217   $  130,887
 ===========   ===========  ===========    ===========  ==========  ==========   ==========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I - PENNANT
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1997 (CONT'D.)

                                           CAPITAL
                             PARTNERS    APPRECIATION EQUITY INCOME    GROWTH
                           PORTFOLIO+++  PORTFOLIO+++ PORTFOLIO++++ PORTFOLIO++++
                          -------------- ------------ ------------- -------------
INVESTMENT IN COMMON
 STOCK
 Number of shares.......       168,721       381,365     1,225,503       660,891
 Identified cost........    $3,343,479    $4,218,147   $24,464,347   $20,202,860
ASSETS:
 Investments at value...    $3,475,648    $3,691,615   $29,755,205   $24,519,059
 Dividends receivable...             0             0             0             0
LIABILITIES:
 Due to (from) the Penn
  Insurance and Annunity
  Company...............         1,474         1,569        12,473         9,737
                            ----------    ----------   -----------   -----------
NET ASSETS..............    $3,474,174    $3,690,046   $29,742,732   $24,509,322
                            ==========    ==========   ===========   ===========
Variable life
 accumulation units.....       280,205       319,882     1,658,212     1,360,867
Accumulated unit values.    $    12.40    $    11.54   $     17.94   $     18.01

---------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I -  PENNANT
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1997 (CONT'D.)

                                           CAPITAL
                             PARTNERS    APPRECIATION EQUITY INCOME    GROWTH
                          PORTFOLIO++(a) PORTFOLIO+++ PORTFOLIO++++ PORTFOLIO++++
                          -------------- ------------ ------------- -------------
INVESTMENT INCOME:
 Dividends..............    $        0    $        0   $   292,360   $   105,059
EXPENSE:
 Mortality and expense
  risk charges..........        12,490        50,683       335,063       283,412
                            ----------    ----------   -----------   -----------
 Net investment income
  (loss)................       (12,490)      (50,683)      (42,703)     (178,353)
                            ----------    ----------   -----------   -----------
REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses)
  from redemption of
  fund shares...........        (1,352)       45,707        (9,134)        2,525
 Capital gains
  distributions.........             0        75,002     1,469,923       470,264
                            ----------    ----------   -----------   -----------
 Net realized gains
  (losses) from
  investment
  transactions..........        (1,352)      120,709     1,460,789       472,789
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........       132,170      (197,160)    3,899,630     3,506,923
                            ----------    ----------   -----------   -----------
 Net realized and
  unrealized gains
  (losses) on
  investments...........       130,818       (76,451)    5,360,419     3,979,712
                            ----------    ----------   -----------   -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........    $  118,328    $ (127,134)  $ 5,317,716   $ 3,801,359
                            ==========    ==========   ===========   ===========

-----------------------
+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger & Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios, Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.

(a) For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                              EMERGING
ASSET MANAGER                   INDEX 500                                  MARKETS EQUITY
PORTFOLIO++++                 PORTFOLIO++++                                PORTFOLIO+++++
-------------                ----------------                             -----------------
    249,313                         37,422                                      104,839
 $3,955,587                     $4,078,450                                   $1,232,282
 $4,490,118                     $4,280,677                                   $  988,634
          0                              0                                            0
      1,945                         (6,600)                                         390
 ----------                     ----------                                   ----------
 $4,488,173                     $4,287,277                                   $  988,244
 ==========                     ==========                                   ==========
    290,902                        352,855                                      110,227
 $    15.43                     $    12.15                                   $     8.97

-------------------------------------------------------------------------------------------


                                                                              EMERGING
ASSET MANAGER                   INDEX 500                                  MARKETS EQUITY
PORTFOLIO++++                PORTFOLIO++++(a)                             PORTFOLIO+++++(a)
-------------                ----------------                             -----------------
 $   91,468                     $        0                                   $    6,458
     49,072                         18,044                                        6,079
 ----------                     ----------                                   ----------
     42,396                        (18,044)                                         379
 ----------                     ----------                                   ----------
      5,302                            303                                      (28,456)
    229,445                              0                                       28,573
 ----------                     ----------                                   ----------
    234,747                            303                                          117
    324,115                        202,226                                     (243,647)
 ----------                     ----------                                   ----------
    558,862                        202,529                                     (243,530)
 ----------                     ----------                                   ----------
 $  601,258                     $  184,485                                   $ (243,151)
 ==========                     ==========                                   ==========


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I - PENNANT
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                            MONEY MARKET              QUALITY BOND
                                    TOTAL                      FUND+                      FUND+
                          --------------------------  -------------------------  ------------------------
                              1997          1996          1997         1996         1997         1996
                          ------------  ------------  ------------  -----------  -----------  -----------
OPERATIONS:
 Net investment income
  (loss)................  $  2,320,612  $  1,575,323  $    269,877  $   145,912  $   240,364  $   161,724
 Net realized gains
  (losses) from
  investment
  transactions..........    10,346,335     3,711,288             0            0        2,792        2,695
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    14,512,578     3,418,393             0            0       24,619      (68,697)
                          ------------  ------------  ------------  -----------  -----------  -----------
Net increase (decrease)
 in net assets resulting
 from operations........    27,179,525     8,705,004       269,877      145,912      267,775       95,722
                          ------------  ------------  ------------  -----------  -----------  -----------
VARIABLE LIFE
 ACTIVITIES:
 Purchase payments under
  variable life
  contracts.............   125,425,903   109,076,182    15,006,343   11,766,041    2,584,557    4,014,585
 Surrender benefits.....    (3,712,589)     (688,028)     (184,822)     (32,079)     (68,783)     (16,374)
 Net transfers..........   (29,870,283)  (14,062,219)  (13,635,983)  (7,241,862)    (554,711)  (1,122,806)
 Contract administration
  charges...............       (55,707)      (13,544)       (1,353)        (518)        (991)        (350)
 Annuity benefits.......    (3,453,573)   (1,928,380)     (108,074)     (61,612)     (83,976)    (516,677)
                          ------------  ------------  ------------  -----------  -----------  -----------
Net increase in net
 assets resulting from
 variable life
 activities.............    88,333,751    92,384,011     1,076,111    4,429,970    1,876,096    2,358,378
                          ------------  ------------  ------------  -----------  -----------  -----------
 Total increase
  (decrease) in net
  assets................   115,513,276   101,089,015     1,345,988    4,575,882    2,143,871    2,454,100
NET ASSETS:
 Beginning of year......   123,838,811    22,749,796     6,500,059    1,924,177    3,174,433      720,333
                          ------------  ------------  ------------  -----------  -----------  -----------
 END OF YEAR............  $239,352,087  $123,838,811  $  7,846,047  $ 6,500,059  $ 5,318,304  $ 3,174,433
                          ============  ============  ============  ===========  ===========  ===========
                                 HIGH YIELD                GROWTH EQUITY              VALUE EQUITY
                                 BOND FUND+                    FUND+                      FUND+
                          --------------------------  -------------------------  ------------------------
                              1997          1996          1997         1996         1997         1996
                          ------------  ------------  ------------  -----------  -----------  -----------
OPERATIONS:
 Net investment income
  (loss)................  $    570,823  $    233,093  $    (36,637) $    (2,164) $    49,629  $    49,765
 Net realized gains
  (losses) from
  investment
  transactions..........         3,996         1,786       697,348      194,553    1,838,047      589,049
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........       167,037         5,814       150,133      (60,566)   3,228,914      978,790
                          ------------  ------------  ------------  -----------  -----------  -----------
Net increase (decrease)
 in net assets resulting
 from operations........       741,856       240,693       810,844      131,823    5,116,590    1,617,604
                          ------------  ------------  ------------  -----------  -----------  -----------
VARIABLE LIFE
 ACTIVITIES:
 Purchase payments under
  variable life
  contracts.............     5,569,185     3,257,266     4,823,066    1,879,023   16,717,687   11,131,936
 Surrender benefits.....      (294,894)      (19,834)      (62,363)      (1,444)    (398,755)     (65,906)
 Net transfers..........    (1,032,502)     (449,170)     (474,697)    (218,969)  (1,391,344)    (394,988)
 Contract administration
  charges...............          (942)         (317)         (829)        (142)      (7,184)      (1,463)
 Annuity benefits.......      (165,182)      (81,701)      (43,676)      (2,961)    (321,771)    (232,319)
                          ------------  ------------  ------------  -----------  -----------  -----------
Net increase in net
 assets resulting from
 variable life
 activities.............     4,075,665     2,706,244     4,241,501    1,655,507   14,598,633   10,437,260
                          ------------  ------------  ------------  -----------  -----------  -----------
 Total increase
  (decrease) in net
  assets................     4,817,521     2,946,937     5,052,345    1,787,330   19,715,223   12,054,864
NET ASSETS:
 Beginning of year......     3,574,864       627,927     1,950,888      163,558   14,301,013    2,246,149
                          ------------  ------------  ------------  -----------  -----------  -----------
 END OF YEAR............  $  8,392,385  $  3,574,864  $  7,003,233  $ 1,950,888  $34,016,236  $14,301,013
                          ============  ============  ============  ===========  ===========  ===========

-----------------------
+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger & Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios, Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.
(a) For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I - PENNANT
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONT'D.)

                             FLEXIBLY MANAGED        SMALL CAPITALIZATION      INTERNATIONAL EQUITY
                                   FUND+                     FUND+                     FUND+
                          ------------------------  ------------------------  ------------------------
                             1997         1996         1997         1996         1997         1996
                          -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS:
 Net investment income
  (loss)................  $ 1,207,433  $   981,448  $   (59,981) $    (7,672) $   247,402  $  186,573
 Net realized gains
  (losses) from
  investment
  transactions..........    4,106,617    1,681,506      633,914      171,964      438,429     316,113
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    2,137,531      515,156      837,078      239,195       91,691      75,846
                          -----------  -----------  -----------  -----------  -----------  ----------
Net increase (decrease)
 in net assets resulting
 from operations........    7,451,581    3,178,110    1,411,011      403,487      777,522     578,532
                          -----------  -----------  -----------  -----------  -----------  ----------
VARIABLE LIFE
 ACTIVITIES:
 Purchase payments under
  variable life
  contracts.............   29,495,872   31,724,973    5,634,761    3,865,977    7,093,961   6,480,324
 Surrender benefits.....     (939,438)    (258,353)     (76,804)     (11,107)    (290,294)    (16,812)
 Net transfers..........   (2,878,761)  (1,157,006)    (790,037)    (170,367)  (1,488,312)   (395,700)
 Contract administration
  charges...............      (16,941)      (4,084)      (2,673)        (483)      (3,915)       (515)
 Annuity benefits.......   (1,356,123)    (418,180)     (77,311)     (54,544)    (169,687)    (96,239)
                          -----------  -----------  -----------  -----------  -----------  ----------
Net increase in net
 assets resulting from
 variable life
 activities.............   24,304,609   29,887,350    4,687,936    3,629,476    5,141,753   5,971,058
                          -----------  -----------  -----------  -----------  -----------  ----------
 Total increase
  (decrease) in net
  assets................   31,756,190   33,065,460    6,098,947    4,032,963    5,919,275   6,549,590
NET ASSETS:
 Beginning of year......   39,956,468    6,891,008    4,650,321      617,358    7,198,173     648,583
                          -----------  -----------  -----------  -----------  -----------  ----------
 END OF YEAR............  $71,712,658  $39,956,468  $10,749,268  $ 4,650,321  $13,117,448  $7,198,173
                          ===========  ===========  ===========  ===========  ===========  ==========
                           EMERGING
                            GROWTH            BALANCED              LIMITED MATURITY        PARTNERS
                          PORTFOLIO+         PORTFOLIO++            BOND PORTFOLIO++       PORTFOLIO++
                          -----------  ------------------------  ------------------------  -----------
                            1997(a)       1997         1996         1997         1996        1997(a)
                          -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS:
 Net investment income
  (loss)................  $    (9,423) $     2,703  $    (1,550) $    97,920  $   100,848  $  (12,490)
 Net realized gains
  (losses) from
  investment
  transactions..........      192,904      140,597      141,051        3,589        5,295      (1,352)
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........     (204,977)     426,917      (20,603)      29,378      (41,435)    132,170
                          -----------  -----------  -----------  -----------  -----------  ----------
Net increase (decrease)
 in net assets resulting
 from operations........      (21,496)     570,217      118,898      130,887       64,708     118,328
                          -----------  -----------  -----------  -----------  -----------  ----------
VARIABLE LIFE
 ACTIVITIES:
 Purchase payments under
  variable life
  contracts.............    2,824,448    1,776,553    2,287,512    1,893,653    3,179,899   3,513,547
 Surrender benefits.....       (6,836)    (130,016)     (15,249)     (78,555)     (21,881)    (14,660)
 Net transfers..........     (228,570)    (622,920)    (364,312)  (1,089,130)  (1,384,520)   (120,660)
 Contract administration
  charges...............          (84)      (1,210)        (584)        (576)        (204)        (71)
 Annuity benefits.......      (17,793)     (61,501)     (28,754)     (83,489)     (34,487)    (22,310)
                          -----------  -----------  -----------  -----------  -----------  ----------
Net increase in net
 assets resulting from
 variable life
 activities.............    2,571,165      960,906    1,878,613      641,903    1,738,807   3,355,846
                          -----------  -----------  -----------  -----------  -----------  ----------
 Total increase
  (decrease) in net
  assets................    2,549,669    1,531,123    1,997,511      772,790    1,803,515   3,474,174
NET ASSETS:
 Beginning of year......            0    2,808,945      811,434    2,354,013      550,498           0
                          -----------  -----------  -----------  -----------  -----------  ----------
 END OF YEAR............  $ 2,549,669  $ 4,340,068  $ 2,808,945  $ 3,126,803  $ 2,354,013  $3,474,174
                          ===========  ===========  ===========  ===========  ===========  ==========

-----------------------
+     Investment in Penn Series Funds, Inc.

++    Investment in Neuberger & Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios, Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.
(a) For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I - PENNANT
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CON'TD.)

                           CAPITAL APPRECIATION           EQUITY INCOME                 GROWTH
                               PORTFOLIO+++               PORTFOLIO++++              PORTFOLIO++++
                          -----------------------  ---------------------------- ------------------------
                             1997         1996         1997           1996         1997         1996
                          -----------  ----------  ------------- -------------- -----------  -----------
OPERATIONS:
 Net investment income
  (loss)................  $   (50,683) $  (34,186)  $   (42,703)  $  (127,397)  $  (178,353) $  (113,320)
 Net realized gains
  (losses) from
  investment
  transactions..........      120,709     180,824     1,460,789       168,452       472,789      238,588
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........     (197,160)   (347,536)    3,899,630     1,191,851     3,506,923      777,104
                          -----------  ----------   -----------   -----------   -----------  -----------
Net increase (decrease)
 in net assets resulting
 from operations........     (127,134)   (200,898)    5,317,716     1,232,906     3,801,359      902,372
                          -----------  ----------   -----------   -----------   -----------  -----------
VARIABLE LIFE
 ACTIVITIES:
 Purchase payments under
  variable life
  contracts.............    1,520,996   3,313,766    11,205,598    12,524,113     8,080,441   11,793,923
 Surrender benefits.....     (117,546)    (29,264)     (461,859)      (86,153)     (464,697)    (104,034)
 Net transfers..........   (1,357,196)   (195,208)   (1,885,293)     (465,915)   (1,589,438)    (434,169)
 Contract administration
  charges...............       (1,692)       (558)       (7,231)       (1,784)       (8,502)      (2,059)
 Annuity benefits.......      (25,856)    (10,505)     (537,337)     (203,041)     (218,182)    (173,601)
                          -----------  ----------   -----------   -----------   -----------  -----------
Net increase in net
 assets resulting from
 variable life
 activities.............       18,706   3,078,231     8,313,878    11,767,220     5,799,622   11,080,060
                          -----------  ----------   -----------   -----------   -----------  -----------
 Total increase
  (decrease) in net
  assets................     (108,428)  2,877,333    13,631,594    13,000,126     9,600,981   11,982,432
NET ASSETS:
 Beginning of year......    3,798,474     921,141    16,111,138     3,111,012    14,908,341    2,925,909
                          -----------  ----------   -----------   -----------   -----------  -----------
 END OF YEAR............  $ 3,690,046  $3,798,474   $29,742,732   $16,111,138   $24,509,322  $14,908,341
                          ===========  ==========   ===========   ===========   ===========  ===========
                                                                    EMERGING
                              ASSET MANAGER          INDEX 500   MARKETS EQUITY
                              PORTFOLIO++++        PORTFOLIO++++ PORTFOLIO+++++
                          -----------------------  ------------- --------------
                             1997         1996        1997(a)       1997(a)
                          -----------  ----------  ------------- --------------
OPERATIONS:
 Net investment income
  (loss)................  $    42,396  $    2,249   $   (18,044)  $       379
 Net realized gains
  (losses) from
  investment
  transactions..........      234,747      19,412           303           117
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........      324,115     173,474       202,226      (243,647)
                          -----------  ----------   -----------   -----------
Net increase (decrease)
 in net assets resulting
 from operations........      601,258     195,135       184,485      (243,151)
                          -----------  ----------   -----------   -----------
VARIABLE LIFE
 ACTIVITIES:
 Purchase payments under
  variable life
  contracts.............    1,898,036   1,856,844     4,226,105     1,561,094
 Surrender benefits.....     (102,809)     (9,538)      (10,032)       (9,426)
 Net transfers..........     (320,483)    (67,227)      (93,068)     (317,178)
 Contract administration
  charges...............       (1,403)       (483)          (80)          (30)
 Annuity benefits.......     (138,107)    (13,759)      (20,133)       (3,065)
                          -----------  ----------   -----------   -----------
Net increase in net
 assets resulting from
 variable life
 activities.............    1,335,234   1,765,837     4,102,792     1,231,395
                          -----------  ----------   -----------   -----------
 Total increase
  (decrease) in net
  assets................    1,936,492   1,960,972     4,287,277       988,244
NET ASSETS:
 Beginning of year......    2,551,681     590,709             0             0
                          -----------  ----------   -----------   -----------
 END OF YEAR............  $ 4,488,173  $2,551,681   $ 4,287,277   $   988,244
                          ===========  ==========   ===========   ===========

-----------------------
+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger & Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios, Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.
(a) For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

----------------------------------------------------
THIS PAGE LEFT INTENTIONALLY BLANK

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I - PENNANT
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1997
--------------------------------------------------------------------------------
NOTE 1.

  The significant accounting policies of Penn Insurance and Annuity Variable Annuity Account I (Account I) are as follows:

  GENERAL - Account I was established by The Penn Insurance and Annuity Company (PIA) under the provisions of the Delaware Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers a combination fixed and variable annuity contract. Account I offers units to variable annuity contractholders to provide for the accumulation of value and for the payment of annuities. The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1997 and the reported amounts from operations and contract transactions during 1997 and 1996. Actual results could differ from those estimates.

  INVESTMENTS - Assets of Account I are invested in shares of Penn Series
  Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond,
  Growth Equity, Value Equity, Flexibly Managed, International Equity Fund, Small Capitalization and Emerging Growth Funds; Neuberger and Berman
  Advisers Management Trust (AMT): Limited Maturity Bond, Balanced, and
  Partners Portfolios; American
--------------------------------------------------------------------------------
NOTE 2.

  For the years ended December 31, 1997 and 1996, transactions in shares of the respective funds or portfolios were as follows:

                                MONEY MARKET             QUALITY BOND
                                   FUND+                     FUND+
                          -------------------------  ----------------------
                              1997         1996         1997        1996
                          ------------  -----------  ----------  ----------
Shares purchased........    11,205,185   10,282,841     225,176     370,651
Shares received from
 reinvestment of:
 Net investment income..       374,991      205,661      29,138      19,708
 Capital gains
  distribution..........             0            0         214           0
                          ------------  -----------  ----------  ----------
Total shares acquired...    11,580,176   10,488,502     254,528     390,359
Shares redeemed.........   (10,210,327)  (6,031,688)    (50,444)   (143,163)
                          ------------  -----------  ----------  ----------
Net increase in shares
 owned..................     1,369,849    4,456,814     204,084     247,196
Shares owned, beginning
 of year................     6,439,409    1,982,595     317,555      70,359
                          ------------  -----------  ----------  ----------
Shares owned, end of
 year...................     7,809,258    6,439,409     521,639     317,555
                          ============  ===========  ==========  ==========
Cost of shares acquired.  $ 11,580,177  $10,488,502  $2,637,959  $3,986,768
Proceeds from shares
 redeemed...............  $ 10,210,328  $ 6,031,688  $  518,014  $1,465,728

                              FLEXIBLY MANAGED       SMALL CAPITALIZATION        INTERNATIONAL
                                   FUND+                     FUND+               EQUITY FUND+
                          -------------------------  ----------------------  ----------------------
                              1997         1996         1997        1996        1997        1996
                          ------------  -----------  ----------  ----------  ----------  ----------
Shares purchased........     1,251,967    1,634,579     355,205     311,668     366,752     397,567
Shares received from
 reinvestment of:
 Net investment income..       101,343       68,799       3,492       2,001      24,755      15,233
 Capital gains
  distribution..........       206,895       89,748      44,008      13,697      26,748      20,293
                          ------------  -----------  ----------  ----------  ----------  ----------
Total shares acquired...     1,560,205    1,793,126     402,705     327,366     418,255     433,093
Shares redeemed.........       (75,009)     (56,349)    (28,701)    (12,444)    (65,939)    (16,642)
                          ------------  -----------  ----------  ----------  ----------  ----------
Net increase in shares
 owned..................     1,485,196    1,736,777     374,004     314,922     352,316     416,451
Shares owned, beginning
 of year................     2,132,887      396,110     371,261      56,339     461,282      44,831
                          ------------  -----------  ----------  ----------  ----------  ----------
Shares owned, end of
 year...................     3,618,083    2,132,887     745,265     371,261     813,598     461,282
                          ============  ===========  ==========  ==========  ==========  ==========
Cost of shares acquired.  $ 31,173,712  $33,613,754  $5,690,586  $3,945,543  $6,940,937  $6,739,747
Proceeds from shares
 redeemed...............  $  1,538,860  $ 1,050,538  $  424,281  $  151,010  $1,116,886  $  263,036

-----------------------

The cost of net redemptions is determined on a last-in, first-out basis.
+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger & Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios, Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.
(a) For the period May 1, 1997 (date funds became available for investment to contractholders) to December 31, 1997

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I - PENNANT
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1997 (CONT'D.)
--------------------------------------------------------------------------------
NOTE 1. CONT'D.

  Century Investments (ACI): Capital Appreciation Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, Asset Manager, and Index 500 Portfolios; and Morgan Stanley Asset Management (MS): Morgan Stanley Universal Fund. Penn Series, AMT, ACI, Fidelity, and MS are open-end diversified management investment companies. The investments in shares of these Funds or Portfolios are carried at market value as determined by the underlying net asset value of the respective Funds or Portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

  FEDERAL INCOME TAXES - PIA is taxed under federal law as a life insurance company. Account I is part of PIA's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account I.
--------------------------------------------------------------------------------

     HIGH YIELD             GROWTH EQUITY            VALUE EQUITY
     BOND FUND+                 FUND+                    FUND+
----------------------  ----------------------  ------------------------
   1997        1996        1997        1996        1997         1996
----------  ----------  ----------  ----------  -----------  -----------
   534,467     352,468     183,940      87,775      705,372      572,530
    68,469      29,062       1,010         402       18,229        8,160
         0           0      28,674       8,932       81,509       30,469
----------  ----------  ----------  ----------  -----------  -----------
   602,936     381,530     213,624      97,109      805,110      611,159
  (122,329)    (54,589)    (17,081)    (14,349)     (36,442)      (8,687)
----------  ----------  ----------  ----------  -----------  -----------
   480,607     326,941     196,543      82,760      768,668      602,472
   401,355      74,414      90,939       8,179      740,468      137,996
----------  ----------  ----------  ----------  -----------  -----------
   881,962     401,355     287,482      90,939    1,509,136      740,468
==========  ==========  ==========  ==========  ===========  ===========
$5,794,925  $3,432,734  $5,343,299  $2,164,719  $17,323,750  $11,237,711
$1,145,758  $  492,310  $  437,598  $  319,074  $   827,523  $   157,626
 EMERGING
  GROWTH          BALANCED             LIMITED MATURITY
  FUND+          PORTFOLIO++           BOND PORTFOLIO++
----------  ----------------------  -----------------------
 1997(a)       1997        1996        1997        1996
----------  ----------  ----------  ----------  -----------
   190,118      92,220     143,911     121,522      210,617
         0       3,484       1,649      10,032        9,484
    14,985       8,943       9,168           0            0
----------  ----------  ----------  ----------  -----------
   205,103     104,647     154,728     131,554      220,101
    (6,599)    (37,218)    (24,550)    (77,609)     (89,930)
----------  ----------  ----------  ----------  -----------
   198,504      67,429     130,178      53,945      130,171
         0     176,501      46,323     167,602       37,431
----------  ----------  ----------  ----------  -----------
   198,504     243,930     176,501     221,547      167,602
==========  ==========  ==========  ==========  ===========
$2,853,005  $1,725,195  $2,404,027  $1,814,635  $ 3,066,457
$   97,603  $  620,691  $  384,261  $1,074,160  $ 1,226,113

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I - PENNANT
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1997 (CONT'D.)
--------------------------------------------------------------------------------

NOTE 2. CONT'D.


                           PARTNERS    CAPITAL APPRECIATION         EQUITY INCOME
                          PORTFOLIO++      PORTFOLIO+++             PORTFOLIO++++
                          -----------  ----------------------  ------------------------
                            1997(a)       1997        1996        1997         1996
                          -----------  ----------  ----------  -----------  -----------
Shares purchased........     174,364      111,123     295,733      419,256      612,447
Shares received from
 reinvestment of:
 Net investment income..           0            0      16,825       14,766          310
 Capital gains
  distribution..........           0        8,475           0       74,239        8,888
                          ----------   ----------  ----------  -----------  -----------
Total shares acquired...     174,364      119,598     312,558      508,261      621,645
Shares redeemed.........      (5,643)    (109,321)    (17,870)     (49,123)     (16,755)
                          ----------   ----------  ----------  -----------  -----------
Net increase in shares
 owned..................     168,721       10,277     294,688      459,138      604,890
Shares owned, beginning
 of year................           0      371,088      76,400      766,365      161,475
                          ----------   ----------  ----------  -----------  -----------
Shares owned, end of
 year...................     168,721      381,365     371,088    1,225,503      766,365
                          ==========   ==========  ==========  ===========  ===========
Cost of shares acquired.  $3,456,531   $1,152,943  $3,421,152  $10,852,419  $12,146,093
Proceeds from shares
 redeemed...............  $  111,700   $1,109,821  $  196,004  $ 1,104,366  $   333,741

-----------------------

The cost of net redemptions is determined on a last-in, first-out basis.

+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger&Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios, Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.
(a) For the period May 1, 1997 (date funds became available for investment to contractholders) to December 31, 1997
--------------------------------------------------------------------------------
NOTE 3.

  Operations are charged for mortality and expense risks assumed by PIA and for administering at an annual rate of 1.25% and 0.15% respectively, of the average value of the Account I.

  As reimbursement for expenses incurred in administering the contract, PIA receives $30 per year for each annuity contract prior to the contract's date of maturity. The $30 charge is waived on certain contracts.

  If a policy is surrendered within the first 7 years, a contingent deferred sales charge will be assessed. This charge will be deducted before any surrender proceeds are paid. See original contract document for specific charges assessed.

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I - PENNANT
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1997 (CONT'D.)
--------------------------------------------------------------------------------

NOTE 2. CONT'D.

                                                                  EMERGING
        GROWTH               ASSET MANAGER         INDEX 500   MARKETS EQUITY
    PORTFOLIO++++            PORTFOLIO++++       PORTFOLIO++++ PORTFOLIO+++++
-----------------------  ----------------------  ------------- --------------
   1997        1996         1997        1996        1997(a)       1997(a)
----------  -----------  ----------  ----------  ------------- --------------
   194,372      378,280     101,298     115,146       37,871        131,561
     3,329          340       5,927       1,542            0            712
    14,901        8,590      14,870       1,271            0          3,150
----------  -----------  ----------  ----------   ----------     ----------
   212,602      387,210     122,095     117,959       37,871        135,423
   (30,619)      (8,522)    (23,553)     (4,605)        (449)       (30,584)
----------  -----------  ----------  ----------   ----------     ----------
   181,983      378,688      98,542     113,354       37,422        104,839
   478,908      100,220     150,771      37,417            0              0
----------  -----------  ----------  ----------   ----------     ----------
   660,891      478,908     249,313     150,771       37,422        104,839
==========  ===========  ==========  ==========   ==========     ==========
$7,163,858  $11,470,781  $1,999,528  $1,862,667   $4,126,671     $1,588,845
$1,067,442  $   261,057  $  391,379  $   74,623   $   48,524     $  328,107

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS
THE PENN INSURANCE AND ANNUITY COMPANY
WILMINGTON, DELAWARE

We have audited the accompanying balance sheet of The Penn Insurance and Annuity Company (a wholly-owned subsidiary of The Penn Mutual Life Insurance Company) as of December 31, 1997, and the related income statement, statement of changes in stockholder's equity and statement of cash flow for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of the Company as of December 31, 1996 and for each of the two years in the period ended December 31, 1996 were audited by other auditors whose report dated January 31, 1997 expressed an unqualified opinion on those statements and included an explanatory paragraph that disclosed the Company's adoption of several accounting principles which were not previously required to be adopted. These changes are disclosed in Note 1 to the financial statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1997 financial statements referred to above present fairly, in all material respects, the financial position of The Penn Insurance and Annuity Company as of December 31, 1997, and the results of its operations and its cash flows for the year then ended, in conformity with generally accepted accounting principles.

                                                /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
January 30, 1998

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS OF
THE PENN INSURANCE AND ANNUITY COMPANY
WILMINGTON, DELAWARE

We have audited the accompanying balance sheet of The Penn Insurance and Annuity Company (a wholly-owned subsidiary of The Penn Mutual Life Insurance Company) as of December 31, 1996 and the related income statements, changes in stockholder's equity and cash flows for the two years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Penn Insurance and Annuity Company as of December 31, 1996, and the results of its operations and its cash flows for the two years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.

As discussed in Note 1 to the financial statements in 1996, the Company adopted Financial Accounting Standards Board Interpretation No. 40 (FIN 40) and Statement of Financial Accounting Standards No. 120 (SFAS 120), which required implementation of several accounting pronouncements not previously adopted. The effects of adopting FIN 40 and SFAS 120 were retroactively applied to the Company's previously issued financial statements, consistent with the implementation guidance of those standards.

/s/ Coopers & Lybrand L.L.P.
Coopers & Lybrand L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 31, 1997

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
BALANCE SHEETS

AS OF DECEMBER 31,                                              1997       1996
----------------------------------------------------------------------------------
(in thousands, except per share amount)
ASSETS
Debt securities, at fair value.............................  $  659,215 $  566,592
Equity securities, at fair value...........................         702      4,473
Mortgage loans on real estate..............................       2,403     11,064
Real estate, net of accumulated depreciation...............       2,916      2,114
Policy loans...............................................     253,886    246,729
Short-term investments.....................................       2,741     33,415
                                                             ---------- ----------
 TOTAL INVESTMENTS.........................................     921,863    864,387
Cash and cash equivalents..................................       1,510      1,970
Investment income due and accrued..........................      21,019     20,224
Deferred acquisition costs.................................      93,007     95,063
Amounts recoverable from reinsurers........................       5,066      4,931
Other assets...............................................       5,302        224
Separate account assets....................................     290,539    143,346
                                                             ---------- ----------
 TOTAL ASSETS..............................................  $1,338,306 $1,130,145
                                                             ========== ==========
LIABILITIES
Reserves for payment of future policy benefits.............  $   73,493 $   47,922
Other policyholder funds...................................     770,762    739,917
Accrued income tax payable:
 Current...................................................         251      4,794
 Deferred..................................................      23,225     16,781
Other liabilities..........................................      14,179     35,130
Separate account liabilities...............................     290,539    143,346
                                                             ---------- ----------
 TOTAL LIABILITIES.........................................  $1,172,449 $  987,890
                                                             ---------- ----------
STOCKHOLDER'S EQUITY
Common stock, $2 par value; 1,000 shares authorized, is-
 sued, and outstanding.....................................  $    2,000 $    2,000
Additional paid in capital.................................     103,369    103,369
Net unrealized gains on investment securities, net of taxes
 and amortization of deferred acquisition costs............       8,222      2,135
Retained earnings..........................................      52,266     34,751
                                                             ---------- ----------
 TOTAL STOCKHOLDER'S EQUITY................................     165,857    142,255
                                                             ---------- ----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY...............  $1,338,306 $1,130,145
                                                             ========== ==========


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
INCOME STATEMENTS

FOR THE YEAR ENDED DECEMBER 31,                        1997     1996     1995
--------------------------------------------------------------------------------
(in thousands)
REVENUES
Premium and annuity considerations.................. $ 29,761 $ 25,882 $  5,728
Policy fee income...................................   20,207   19,344   17,405
Net investment income...............................   62,542   62,783   58,768
Net realized capital gains..........................      106    2,311      205
Other income........................................    4,905    5,507   34,474
                                                     -------- -------- --------
 TOTAL REVENUES.....................................  117,521  115,827  116,580
                                                     -------- -------- --------
BENEFITS AND EXPENSES
Benefits paid to policyholders and beneficiaries....   53,112   51,575   50,604
Increase in liability for future policy benefits....   25,596   22,468   36,443
General expenses....................................    7,517    8,596    7,794
Amortization of deferred acquisition costs..........    2,640    6,773   (1,169)
                                                     -------- -------- --------
 TOTAL BENEFITS AND EXPENSES........................   88,865   89,412   93,672
                                                     -------- -------- --------
 INCOME BEFORE INCOME TAXES.........................   28,656   26,415   22,908
Federal income taxes:
 Current............................................    7,975    8,983   10,170
 Deferred...........................................    3,166      592   (1,841)
                                                     -------- -------- --------
 NET INCOME......................................... $ 17,515 $ 16,840 $ 14,579
                                                     ======== ======== ========



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                UNREALIZED
                                                               APPRECIATION
                                                   ADDITIONAL (DEPRECIATION)              TOTAL
                                            COMMON  PAID-IN   OF INVESTMENT  RETAINED STOCKHOLDER'S
FOR THE YEARS ENDED DECEMBER 31,            STOCK   CAPITAL     SECURITIES   EARNINGS    EQUITY
---------------------------------------------------------------------------------------------------
(In thousands)
BALANCE AT JANUARY 1, 1995................. $2,000  $103,369     $(5,104)    $ 3,332    $103,597
 Net income for 1995.......................    --        --          --       14,579      14,579
 Unrealized appreciation of securities.....    --        --       10,582         --       10,582
                                            ------  --------     -------     -------    --------
BALANCE AT DECEMBER 31, 1995...............  2,000   103,369       5,478      17,911     128,758
 Net income for 1996.......................    --        --          --       16,840      16,840
 Unrealized depreciation of securities.....    --        --       (3,343)        --       (3,343)
                                            ------  --------     -------     -------    --------
BALANCE AT DECEMBER 31, 1996...............  2,000   103,369       2,135      34,751     142,255
 Net income for 1997.......................    --        --          --       17,515      17,515
 Unrealized appreciation of securities.....    --        --        6,087         --        6,087
                                            ------  --------     -------     -------    --------
BALANCE AT DECEMBER 31, 1997............... $2,000  $103,369     $ 8,222     $52,266    $165,857
                                            ======  ========     =======     =======    ========



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
PENN INSURANCE AND ANNUITY COMPANY
STATEMENTS OF CASH FLOWS

AS OF DECEMBER 31,                                1997       1996       1995
-------------------------------------------------------------------------------
(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income....................................  $  17,515  $  16,840  $ 14,579
Adjustments to reconcile net income to net
 cash provided by operations
 Capitalization of policy acquisition costs...     (7,196)    (7,527)   (2,564)
 Amortization of deferred acquisition costs...      2,640      6,773    (1,169)
 Policy fees on universal life and investment
  contracts...................................    (23,228)   (19,344)  (17,405)
 Interest credited on universal life and in-
  vestment contracts..........................     38,468     38,366    39,924
 Realized capital gains.......................       (106)    (2,311)     (205)
 (Increase)/decrease in accrued investment in-
  come........................................       (795)    (5,967)    2,323
 (Increase)/decrease in amounts due from rein-
  surers......................................       (135)       884    14,736
 Increase in future policy benefit reserves...     25,571     21,213    20,832
 Increase/(decrease) in federal income taxes
  payable.....................................     (1,377)       907     1,084
 Other, net...................................    (13,241)    13,961    (1,016)
                                                ---------  ---------  --------
  NET CASH PROVIDED BY OPERATING ACTIVITIES...     38,116     63,795    71,119
                                                ---------  ---------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales of investments:
 Debt securities available for sale...........    142,773    118,240    41,062
 Real estate investments......................        --       2,849       695
 Equity securities............................      3,747        --        479
 Mortgage loans...............................        --         159       --
Maturity and other principal repayments:
 Debt securities available for sale...........     69,239     46,805    32,279
 Mortgage loans...............................      5,527     11,015    12,331
Cost of investments acquired:
 Debt securities available for sale...........   (299,645)  (236,556)  (99,408)
 Equity securities............................        --         --         (1)
 Mortgage loans...............................        (75)      (561)  (20,459)
 Real estate..................................       (236)      (229)     (355)
(Increase)/decrease in short-term investments.     30,674    (12,559)  (13,915)
Increase in policy loans, net.................     (7,157)   (12,287)  (34,343)
                                                ---------  ---------  --------
  NET CASH USED BY INVESTING ACTIVITIES.......    (55,153)   (83,124)  (81,635)
                                                ---------  ---------  --------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits for universal life and investment
 contracts....................................    166,741    153,713    60,685
Withdrawals from universal life and investment
 contracts....................................    (35,060)   (29,269)  (22,923)
Transfers to separate accounts................   (115,104)  (105,011)  (27,388)
                                                ---------  ---------  --------
  NET CASH PROVIDED BY FINANCING ACTIVITIES...     16,577     19,433    10,374
                                                ---------  ---------  --------
  NET INCREASE/(DECREASE) IN CASH AND CASH
   EQUIVALENTS................................       (460)       104      (142)
CASH AND CASH EQUIVALENTS
 Beginning of the year........................      1,970      1,866     2,008
                                                ---------  ---------  --------
 End of the year..............................  $   1,510  $   1,970  $  1,866
                                                =========  =========  ========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(IN THOUSANDS OF DOLLARS)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND BASIS OF PRESENTATION

The Penn Insurance and Annuity Company (the "Company") was founded in 1980 and commenced business in 1981 as a wholly owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"). The Company currently concentrates primarily in the sale of individual annuity products, both fixed and variable. The Company sells its products through Penn Mutual's distribution systems, which consist of a network of career agents, independent agents and independent marketing organizations. Additionally, it has a significant amount of universal life insurance business in force, although the Company no longer sells these products. The Company is licensed to do business in forty-seven states and the District of Columbia.

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and notes to the financial statements.

ACCOUNTING CHANGES

As of January 1, 1996, the Company adopted Financial Accounting Standards Board Interpretation No. 40 (FIN 40), "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" as amended by Statement of Financial Accounting Standards (SFAS) No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises for Certain Long-Duration Participating Contracts". The initial effect of applying these pronouncements has been reported retroactively, as of January 1, 1995. SFAS No. 120 requires financial statements referred to as prepared in accordance with generally accepted accounting principles (GAAP) to apply all applicable authoritative GAAP pronouncements. Prior to the adoption of SFAS No. 120, statutory financial statements were permitted to be referred to as being prepared in accordance with GAAP. The significant GAAP authoritative pronouncements requiring initial application were as follows:

 . SFAS No. 60, "Accounting and Reporting by Insurance Enterprises,"

 . SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain
  Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments,"

 . SFAS No. 109, "Accounting for Income Taxes,"

 . SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and
  Long-Duration Contracts".

The cumulative effect of applying SFAS No. 120 and FIN 40 primarily consists of the initial deferral of acquisition costs, the establishment of deferred taxes, the change in methodology for insurance reserves, and the elimination of the statutory asset valuation reserve and interest maintenance reserve and the establishment of investment valuation allowances. In connection with the adoption of FIN 40, the Company also adopted SFAS No. 115, "Accounting for Certain Debt and Equity Securities" as of January 1, 1994.

As a result of the change in accounting principles, net income as previously reported, has been restated as follows:

                                                                         1995
                                                                        -------
Net income, as previously reported..................................... $10,276
Add adjustments for the cumulative effect on prior years:
 Deferred acquisition costs............................................   3,733
 Policy reserves.......................................................  (1,265)
 Deferred taxes........................................................   1,841
 Other.................................................................      (6)
                                                                        -------
  Total................................................................   4,303
                                                                        -------
 Net income, as adjusted............................................... $14,579
                                                                        =======

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

As a result of the change in accounting principles, stockholder's equity, as previously reported has been restated as follows:

                                                                        1995
                                                                      --------
Balance at beginning of year, as previously reported................  $ 56,523
                                                                      --------
Add adjustments for the cumulative effect on prior years of applying retroactively the new basis of accounting:
 Deferred acquisition costs.........................................   101,410
 Policy reserves....................................................   (19,093)
 Deferred taxes.....................................................   (15,100)
 Investment reserves................................................     1,337
 Unrealized losses..................................................   (14,726)
 Other, net.........................................................    (6,754)
                                                                      --------
  Total.............................................................    47,074
                                                                      --------
Balance at beginning of year, as adjusted...........................  $103,597
                                                                      ========

INVESTMENTS

Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported through a separate component of equity. Interest on debt securities is credited to income as it is earned.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Real estate held for sale is carried at the lower of depreciated cost or fair value less selling costs. Valuation reserves are established for properties held for sale when the fair value less estimated selling costs is below depreciated cost.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Realized gains and losses are determined by specific identification and are included in income on the trade date. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of stockholder's equity.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

DEFERRED ACQUISITION COSTS

Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

Deferred acquisition costs related to universal life insurance policies and annuity products, without mortality risk, that include significant surrender charges, are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality, expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs are still recoverable from future estimated gross profits. Certain costs and expenses reported in the Income Statements are net of amounts deferred.

SEPARATE ACCOUNTS

Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable annuity and pension contractholders. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION

 Riders on Universal Life Policies and Life Contingent Annuity Products

Future policy benefits include reserves for riders on universal life insurance policies and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for these riders are unearned cost of insurance charges using statutory assumptions for investment yields and mortality. Interest rate assumptions used in the calculation of the liabilities for universal life riders ranged from 3.5% to 4.5%. Premiums are recognized as income when due. Death benefits are reported in expense as incurred.

Liabilities for the life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 6.04% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

 Universal Life and Other Annuity Products

Other policyholder funds represent liabilities for universal life products and investment--type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 5.35% to 7.85%.

Contract charges assessed against account value for universal life and investment--type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

FEDERAL INCOME TAXES

The Company files a consolidated federal income tax return with its parent, Penn Mutual. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $100 with over one-half of its life insurance in force ceded to Penn Mutual.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

RECLASSIFICATIONS

Certain 1996 and 1995 amounts have been reclassified to conform with 1997 presentation.

NOTE 2 - INVESTMENTS:

DEBT SECURITIES

The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at estimated fair value. The Company did not writedown any securities for other than temporary declines in value as of December 31, 1997 and 1996.

                                                   DECEMBER 31, 1997
                                       -----------------------------------------
                                                   GROSS      GROSS    ESTIMATED
                                       AMORTIZED UNREALIZED UNREALIZED   FAIR
                                         COST      GAINS      LOSSES     VALUE
                                       --------- ---------- ---------- ---------
U.S. Treasury securities and U.S.
 Government and agency securities....  $ 30,172   $ 1,894      $ --    $ 32,066
Foreign governments..................     4,788       495        --       5,283
Corporate securities.................   343,315    10,722       333     353,704
Mortgage and other asset-backed secu-
 rities..............................   261,453     6,761        52     268,162
                                       --------   -------      ----    --------
 TOTAL...............................  $639,728   $19,872      $385    $659,215
                                       ========   =======      ====    ========

                                                   DECEMBER 31, 1996
                                       -----------------------------------------
                                                   GROSS      GROSS    ESTIMATED
                                       AMORTIZED UNREALIZED UNREALIZED   FAIR
                                         COST      GAINS      LOSSES     VALUE
                                       --------- ---------- ---------- ---------
U.S. Treasury securities and U.S.
 Government and agency securities....  $  8,993    $   91     $   --   $  9,084
Foreign governments..................     4,753       471         --      5,224
Corporate securities.................   330,104     5,081      2,564    332,621
Mortgage and other asset-backed secu-
 rities..............................   218,382     2,165        884    219,663
                                       --------    ------     ------   --------
 TOTAL...............................  $562,232    $7,808     $3,448   $566,592
                                       ========    ======     ======   ========

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The following tables summarize the amortized cost and estimated fair value of debt securities by contractual maturity.

                                                             DECEMBER 31, 1997
                                                            --------------------
                                                            AMORTIZED ESTIMATED
                                                              COST    FAIR VALUE
                                                            --------- ----------
Maturity:
 Within one year........................................... $ 29,414   $ 29,470
 After one year through five years.........................  144,459    147,951
 After five years through ten years........................  115,422    118,918
 After ten years through twenty years......................   30,457     32,299
 After twenty years........................................   58,523     62,415
 Mortgage and other asset-backed securities................  261,453    268,162
                                                            --------   --------
 TOTAL..................................................... $639,728   $659,215
                                                            ========   ========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 5.1 years.

At December 31, 1997, the Company held $268,162 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $241,159 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $27,003. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $221,858 are rated AAA and include $2,340 of interest only tranches that were retained from the securitization of the Company's mortgage loan portfolio.

At December 31, 1997, the largest industry concentration of the Company's portfolio was investments in the finance industry of $136,547, representing 21% of the total debt portfolio.

Effective November 30, 1995, the Company adopted the implementation guidance contained in the Financial Accounting Series Special Report, "A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities." As a result of adopting this guidance, the Company reclassified all of its held-to-maturity securities to available-for-sale based upon a reassessment of the appropriateness of the classifications of all securities held at that time. The amortized cost and net unrealized gain of the securities reclassified were $51,990 and $1,888, respectively, at November 30, 1995.

Proceeds during 1997, 1996 and 1995 from sales of available for sale securities were $142,773, $118,240 and $41,062. Gross gains and gross losses realized on those sales were $1,653 and $921, respectively, during 1997, $2,138 and $363, respectively, during 1996 and $2,453 and $133, respectively, for 1995. The change in net unrealized gains/(losses) on debt securities classified as available for sale included as a separate component of stockholder's equity was $15,127, $(9,283) and $28,269 for 1997, 1996 and 1995, respectively.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 1997 and 1996, debt securities with amortized cost totaling $15,302 and $22,476, respectively, were less than investment grade. At December 31, 1997 and 1996, the Company's debt portfolio did not include any securities which are either in default as to principal and/or interest payments, are to be restructured pursuant to commenced negotiations or are in situations where the borrowers went into bankruptcy subsequent to acquisition (collectively, "problem debt securities"). The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 1997 and 1996.

At December 31, 1997 and 1996, the Company held no debt securities with restructured or modified terms.

EQUITY SECURITIES

During 1997, the proceeds from the sales of equity securities amounted to $3,747, with gross gains of $177. There were no sales of equity securities during 1996. During 1995, the proceeds from sales of equity securities amounted to $479. The gross gains and gross losses realized on those sales were $1 and $84.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

MORTGAGE LOANS

On August 29, 1996, in conjunction with its parent, the Company securitized the majority of its mortgage loan portfolio by transferring the loans to a trust which qualifies as a REMIC (Real Estate Mortgage Investment Conduit) under the Internal Revenue Code. Prior to transferring the loans with a principal value of $65,852 and a book value of $65,821, the loans were written down to a fair market value of $63,466, and a related reserve of $2,355 was released. The trust issued sixteen classes of Commercial Mortgage Pass-Through Certificates with a total par value of $65,651. The certificates evidence the entire beneficial ownership interest in the trust. The cash flow from the mortgages will be used to repay the certificates over an average life of 4.28 years. The actual date on which the principal amount of the notes may be paid in full could be substantially earlier or later based on performance of the mortgages. The cash flows of the assets of the trust will be the sole source of payments on the notes. The Company has not guaranteed these certificates or the mortgage loans held by the trust.

The Company retained the highest quality classes of certificates with a par value of $60,071 and a fair market value of $61,683 at the time of the securitization. As of December 31, 1997, the par value and fair value of these securities was $47,891 and $50,169, respectively. The Company sold the lowest rated classes of certificates with a par value of $5,581 and a fair market value of $2,086.

The mortgage loans which were not included in the securitization and were retained by the Company had a book value of $19,075 with a related reserve of $2,971 and an estimated fair value of $16,354 on the date of the securitization. Loans which the Company intends to dispose of within a period of 6 to 24 months were written down to their estimated net realizable value. These loans had a book value of $16,389 and an estimated net realizable value of $13,668. The writedown of $2,721 was fully offset by a release in mortgage loss reserve. As of December 31, 1997, the Company did not hold any of these loans. The Company intends to hold mortgage loans with a book value of $2,686 on the date of the securitization through their remaining terms. As of December 31, 1997, the Company held $2,503 of these loans. The Company discontinued the origination of commercial mortgage loans in 1996.

The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                                                 1997    1996
                                                                ------  -------
Property Type
Office buildings............................................... $2,503  $11,264
Valuation Allowance............................................   (100)    (200)
                                                                ------  -------
 Total......................................................... $2,403  $11,064
                                                                ======  =======

                                                                 1997    1996
                                                                ------  -------
Geographic Concentration
Northeast...................................................... $2,503  $ 5,884
Midwest........................................................     --    5,380
Valuation Allowance............................................   (100)    (200)
                                                                ------  -------
 Total......................................................... $2,403  $11,064
                                                                ======  =======

The following table presents changes in the valuation allowance:

                                                                 1997    1996
                                                                 -----  -------
Balance at January 1............................................ $ 200  $ 5,276
Recoveries......................................................  (100)      --
Charge-offs.....................................................    --   (5,076)
                                                                 -----  -------
 Balance at December 31......................................... $ 100  $   200
                                                                 =====  =======

As of December 31, 1997, the Company's mortgage loan portfolio contained no loans delinquent over 60 days or in foreclosure. As of December 31, 1996, the Company's mortgage loan portfolio contained $2,738 of loans delinquent over

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)
60 days or in foreclosure. The Company did not hold any mortgage loans which were non-income producing for the preceding twelve months as of December 31, 1997 and 1996.

During 1997 and 1996, the Company did not restructure any outstanding mortgages. Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. During 1997 and 1996, the Company did not refinance any mortgages.

At December 31, 1997, the Company held no loans that were considered to be impaired. The average recorded investment in impaired loans during the year ended December 31, 1997 was approximately $4,331. During 1997, $1,012 was received on these impaired loans which was applied to the outstanding principal balance.

REAL ESTATE

The following table summarizes the carrying value of the Company's real estate holdings at December 31:

                                                                  1997    1996
                                                                 ------  ------
Properties held for sale........................................ $3,151  $3,041
Less: Valuation Reserves........................................   (235)   (927)
                                                                 ------  ------
 TOTAL.......................................................... $2,916  $2,114
                                                                 ======  ======

OTHER

Investments on deposit with regulatory authorities as required by law were $ 3,620 at December 31, 1997 and 1996.

As of December 31, 1997 and 1996, the Company's investments included $50,169 and $60,968, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 30% and 43% of stockholder's equity as of December 31, 1997 and 1996, respectively.

NOTE 3 - INVESTMENT INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                                         1997    1996    1995
                                                        ------- ------- -------
Debt securities........................................ $43,915 $35,009 $31,845
Equity securities......................................     362     265     338
Mortgage loans.........................................   1,130   8,257   8,355
Real estate............................................     781     932   1,250
Policy loans...........................................  17,777  18,346  17,701
Short-term investments.................................     709   2,207     615
                                                        ------- ------- -------
Gross investment income................................  64,674  65,016  60,104
 Less: Investment expenses.............................   2,132   2,233   1,336
                                                        ------- ------- -------
Investment income, net................................. $62,542 $62,783 $58,768
                                                        ======= ======= =======

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include changes in valuation allowances of $792, $4,949 and $(273) during 1997, 1996 and 1995, respectively.

                                                        1997     1996    1995
                                                       -------  ------  -------
Debt securities....................................... $   732  $1,775  $ 2,320
Equity securities.....................................     177      --      (83)
Mortgage loans........................................  (1,432)    (17)  (1,314)
Real estate...........................................     692     553     (718)
Amortization of deferred acquisition costs............     (63)     --       --
                                                       -------  ------  -------
Realized gains........................................ $   106  $2,311  $   205
                                                       =======  ======  =======

The following table summarizes the change in unrealized gains and losses for investments carried at fair value for the year ended December 31.

                                                       1997     1996     1995
                                                      -------  -------  -------
Unrealized Gains/(Losses):
Debt securities...................................... $15,127  $(9,283) $28,269
Equity securities....................................    (265)      69      600
                                                      -------  -------  -------
                                                       14,862   (9,214)  28,869
                                                      -------  -------  -------
Less:
Deferred policy acquisition costs....................   5,497   (4,051)  12,600
Deferred income taxes................................   3,278   (1,820)   5,687
                                                      -------  -------  -------
Net change in unrealized gains/(losses).............. $ 6,087  $(3,343) $10,582
                                                      =======  =======  =======

NOTE 4 - FAIR VALUE INFORMATION:

The following table summarizes the carrying value and estimated fair value of the Company's financial instruments as of December 31, 1997 and 1996.

                                                  1997              1996
                                            ----------------- -----------------
                                            CARRYING   FAIR   CARRYING   FAIR
                                             VALUE    VALUE    VALUE    VALUE
                                            -------- -------- -------- --------
FINANCIAL ASSETS:
Debt securities
 Available for sale........................ $659,215 $659,215 $566,592 $566,592
Equity securities
 Common stock..............................       --       --      500      500
 Non-redeemable preferred stocks...........      702      702    3,973    3,973
Mortgage loans.............................    2,403    2,523   11,064   11,297
Policy loans...............................  253,886  253,886  246,729  246,729
Cash and cash equivalents..................    1,510    1,510    1,970    1,970
Short-term investments.....................    2,741    2,741   33,415   33,415
Separate account assets....................  290,539  290,539  143,346  143,346
FINANCIAL LIABILITIES:
Investment-type contracts
 Individual annuities...................... $ 59,333 $ 61,791 $ 42,359 $ 43,040
 Other policyholder funds..................  711,429  711,429  697,558  697,558
                                            -------- -------- -------- --------
  Total policyholder funds.................  770,762  773,220  739,917  740,598
Separate account liabilities...............  290,539  290,539  143,346  143,346

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The estimated fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The estimated fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The estimated fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, and short-term investments approximate their fair values. The statement values of other policyholder funds and separate account liabilities approximate their fair values.

The fair values of the Company's liabilities for individual annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts due under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $12,275 and $0 as of December 31, 1997 and 1996, respectively.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

NOTE 5 - INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                                 1997    1996
                                                                ------- -------
DEFERRED TAX ASSETS
Future policy benefits......................................... $10,003 $10,075
Allowances for investment losses...............................     117     394
Other..........................................................   2,819   4,000
                                                                ------- -------
 Total deferred tax asset......................................  12,939  14,469
                                                                ------- -------
DEFERRED TAX LIABILITIES
Deferred acquisition costs.....................................  30,093  28,114
Unrealized gains...............................................   4,380   1,113
Other..........................................................   1,690   2,023
                                                                ------- -------
 Total deferred tax liability..................................  36,164  31,250
                                                                ------- -------
Net deferred tax liability..................................... $23,225 $16,781
                                                                ======= =======

The federal income taxes attributable to net income are different from the amounts determined by multiplying net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                         1997    1996    1995
                                                        ------- ------  ------
Tax expense at 35%..................................... $10,030 $9,245  $8,018
Increase (decrease) in income taxes resulting from:
 Differential earnings amount..........................   1,073    845     478
 Other.................................................      38   (515)   (167)
                                                        ------- ------  ------
                                                        $11,141 $9,575  $8,329
                                                        ======= ======  ======

As a wholly-owned subsidiary of a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to include the Differential Earnings Amount
(DEA) in each year's taxable income. This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined Penn Mutual's income tax returns through the year 1990 and is currently examining years 1991 through 1994. Management believes that an adequate provision has been made for any potential assessments.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

NOTE 6 - REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectable. The table below highlights the amounts shown in the accompanying financial statements.

                                                ASSUMED    CEDED TO
                                      GROSS    FROM OTHER   OTHER       NET
                                      AMOUNT   COMPANIES  COMPANIES    AMOUNT
                                    ---------- ---------- ---------- ----------
DECEMBER 31, 1997:
 Life Insurance in Force........... $3,319,653 $2,910,310 $3,249,025 $2,980,938
 Premiums..........................     29,761         --         --     29,761
 Benefits..........................     16,656      4,945      7,051     14,550
 Reserves..........................    604,209    240,046      3,371    840,884
DECEMBER 31, 1996:
 Life Insurance in Force........... $3,235,176 $3,063,179 $3,466,292 $2,832,063
 Premiums..........................     25,743        139         --     25,882
 Benefits..........................     14,788      5,428      7,091     13,125
 Reserves..........................    787,703        136      4,362    783,477

During 1995, the Company had gross premiums of $5,728 and gross benefits of $15,421, assumed benefits of $8,971 and ceded benefits of $13,812.

The Company assumes and cedes certain risks under reinsurance agreements with Penn Mutual. Net life insurance in-force assumed from Penn Mutual totaled $351,000 and $327,897 as of December 31, 1997 and 1996, respectively. The Company maintained reserves related to these policies of $239,446 and $243,426 as of December 31, 1997 and 1996, respectively. Net premium and annuity considerations assumed in connection with these agreements were $7,009 and $7,160 in 1997 and 1996, respectively. Net premium and annuity considerations assumed in 1995 were $8,799.

The Company's intercompany yearly renewable term (YRT) reinsurance treaty with its parent, Penn Mutual, to which the Company cedes some of the risk, was modified during 1995 to reflect an experience refund from Penn Mutual in the amount of 75% of any reinsurance gain that is generated on the products involved in the reinsurance agreement. As a result of the change to this reinsurance treaty, $3,831, $4,461 and $2,257 was received by the Company from Penn Mutual as an experience rating refund in 1997, 1996 and 1995, respectively.

During 1995, the Company recaptured its single premium immediate annuity business which it had previously ceded entirely to Penn Mutual. The transaction resulted in the transfer of $31,314 of invested assets and policyholder liabilities from Penn Mutual to the Company. In addition, the Company has recognized $31,314 in reinsurance income as a result of this transaction that is reflected in other income in 1995 and correspondingly in the increase in liability for future policy benefits in the Income Statement.

NOTE 7 - RELATED PARTY TRANSACTIONS:

The Company's parent has undertaken to provide sufficient financial support so that the Company will have adequate capital and surplus as required by applicable laws to meet its obligation to its policyholders under the terms of the Company's policies and contracts.

Under the terms of an expense allocation agreement, the Company reimbursed Penn Mutual for services and facilities provided on behalf of the Company, including direct and allocated expenses. For 1997, 1996 and 1995, the total expenses incurred under this agreement were $8,245, $8,915 and $6,738, respectively.

State insurance laws limit the amount of dividends that the Company may pay to Penn Mutual.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)
NOTE 8 - COMMITMENTS AND CONTINGENCIES:

The Company and its parent are respondents in a number of proceedings, some of which involve extra-contractual damage in addition to other damages. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 1997 and 1996, the Company had no outstanding commitments relating to these investment activities.

NOTE 9 - STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments under statutory accounting principles generally lags recognition under GAAP.

The company's statutory capital and surplus at December 31, 1997 and 1996 was $100,812, and $82,102, respectively. The company's net income, determined in accordance with statutory accounting practices, for the years ended December 31, 1997, 1996 and 1995 was $16,747, $15,917 and $10,276, respectively.

                                    PART C
                                    ------

                               Other Information
                               -----------------

Item 24.  Financial Statements and Exhibits
          ---------------------------------


            (a)   Financial Statements included in Part B:

                  Financial Statements of Penn Variable Annuity Account I:

                  Report of Independent Accountants
                  Statement of Assets and Liabilities - December 31, 1997 Statement of Operations - For the year ended December 31, 1997 Statements of Changes in Net Assets - For the years ended December 31, 1997
                  Notes to Financial Statements

                  Financial Statements of The Penn Insurance and Annuity
                  Company:

                  Report of Independent Accountants
                  Statements of Financial Condition at December 31, 1997 and
                  1996
                  Statements of Operations for the years ended December 31, 1997, 1996 and 1995
                  Statements of Changes in Stockholders' Equity for the years ended December 31, 1997, 1996 and 1995
                  Statements of Cash Flows for the years ended December 31, 1997, 1996 and 1995
                  Notes to Financial Statements

             (b)  Exhibits

                  1. Resolution of Board of Directors of The Penn Insurance and Annuity Company authorizing the establishment of the Registrant. Incorporated herein by reference to
                          Exhibit 1 to this Registration Statement filed on August 22, 1994.

                  2.      Not applicable.

                  3. (a) Sales Support Agreement between The Penn Insurance and Annuity Company and Hornor, Townsend & Kent, Inc. Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to this Registration Statement filed on February 22, 1995.

                     (b) Agent's Agreement between the Company , Hornor, Townsend & Kent, Inc. and Agent, relating to broker dealer supervision. Incorporated herein by reference to Exhibit 3(b) to Pre-Effective Amendment No. 1 to this Registration Statement filed on February 22, 1995.

                     (c) Distribution Agreement between The Penn Insurance and Annuity Company and Hornor, Townsend & Kent, Inc. Incorporated herein by reference to Exhibit 3(c) to Pre-Effective Amendment No. 1 to this Registration Statement filed on February 22, 1995

                  4. Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to this Registration Statement filed on February 22, 1995.

                  5. Application for Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5 of Pre-Effective Amendment No. 1 to this Registration Statement filed on February 22, 1995.

                  6. (a) Charter of The Penn Insurance and Annuity Company. Incorporated herein by reference to Exhibit 6(a) to this Registration Statement filed on August 22, 1994.

                     (b) By-laws of The Penn Insurance and Annuity Company. Incorporated herein by reference to Exhibit 6(b) to this Registration Statement filed on August 22, 1994.

                  7.      None.

                  8. (a) Fund Participation Agreement among The Penn Insurance and Annuity Company, TCI Portfolios, Inc. (renamed American Century Variable Portfolios, Inc., effective May 1, 1997) and Investors Research Corporation (renamed American Century Investment Management, Inc. effective May 1, 1997). Incorporated herein by reference to Exhibit 8(a) to Pre-Effective Amendment No. 1 to this Registration Statement filed on February 22, 1995.

                  (b)(1) Sales Agreement between The Penn Insurance and Annuity
                         Company and Neuberger & Berman Advisers Management Trust. Originally filed as Exhibit 8(b) to Pre-Effective Amendment No. 1 to this Registration Statement filed on February 22, 1995. Incorporated herein by reference to Exhibit 8(b)(1) to Post-Effective Amendment No. 1 to this Registration Statement filed on April 29, 1996.

                  (b)(2) Assignment and Modification Agreement between Neuberger
                         & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Managers Trust, Advisers Managers Trust and and The Penn Insurance and Annuity Company. Incorporated herein by reference to Exhibit 8(b)(2) to Post-Effective Amendment No. 1 to this Registration Statement filed on April 29, 1996.

                  (b)(3) Amendment to Participation Agreement between The Penn
                         Insurance and Annuity Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post-Effective Amendment No. 2 to this Registration Statement filed on April 29, 1997.

                  (c) Participation Agreement between The Penn Insurance and Annuity Company and Variable Insurance Products Fund. Incorporated herein by reference to Exhibit 8(c) to Pre-Effective Amendment No. 1 to this Registration Statement filed on February 22, 1995.

                  (d) Participation Agreement between The Penn Insurance and Annuity Company and Variable Insurance Products Fund
                         II. Incorporated herein by reference to Exhibit 8(d) to Pre-Effective Amendment No. 1 to this Registration Statement filed on February 22, 1995.

                  (e) Sales Agreement between Penn Series Funds, Inc. and The Penn Insurance and Annuity Company. Incorporated herein by reference to Exhibit 8(e) to Pre-Effective Amendment No. 1 to this Registration Statement filed on February 22, 1995.

                  (f) Participation Agreement between The Penn Insurance and Annuity Company and Morgan Stanley Universal Funds, Inc. Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 2 to this Registration Statement filed on April 30, 1997.

              9. Opinion of C. Ronald Rubley, Esq., Associate General Counsel to The Penn Mutual Life Insurance Company (parent of the Company), as to the legality of the Contracts. Incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No.1 to this Registration Statement fled on February 22, 1995.

              10. (a)(1)Consent of Ernst & Young, LLP.  Filed herewith.

                  (a)(2)Consent of Coopers & Lybrand LLP.  Filed herewith.

                  (b)   Consent of Morgan, Lewis & Bockius LLP.  Filed herewith.

             11.        None.

             12.        None.

             13.        Schedule for Computation of Performance Quotations.
                        Filed herewith.

             14.  (a)   Powers of Attorney of Directors (except Larry L. Mast).
                        Incorporated herein by reference to Exhibit 14(a) to Post-Effective Amendment 2 to this Registration
                        Statement filed on April 30, 1997.

                  (b) Power of Attorney of Larry L. Mast, Director. Filed herewith.

Item 25.  Directors and Officers of the Depositor
          ---------------------------------------

The following table sets forth all of the directors and officers of the Depositor.

DIRECTORS
---------

Robert E. Chappell                      Ernest K. Noll

Nancy S. Brodie                         Rudolph C. Sander

Larry L. Mast                           Daniel J. Toran

OFFICERS
--------

Daniel J. Toran                         Steven M. Herzberg
President                               Treasurer

Nancy S. Brodie                         Franklin L. Best, Jr.
Executive Vice President and            Secretary and Counsel
Chief Financial Officer
                                        Ann M. Strootman
Peter M. Sherman                        Controller
Senior Vice President and
Chief Investment Officer                Barbara B. Henderson
                                        Investment Officer
Robert P. Davis
Vice President and Chief Actuary        Ronald M. Pappas
                                        Investment Officer
Peter R. Schaefer
Vice President and Actuary              Thomas F. Gumina
                                        Medical Director
Patrick J. Fillette
Vice President                          Lawrence N. Saltzman
                                        Assistant Treasurer
Harold E. Maude, Jr.
Vice President                          Laura M. Ritzko
                                        Assistant Secretary
Richard F. Plush
Vice President                          Alicia H. Bolton
                                        Assistant Controller

The business address of the directors and officers, except Messrs. Noll and Sander, is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172. The address of Mr. Noll is

421 Keats Road, Huntingdon Valley, PA 19006. The business address of Mr. Sander is Janney Montgomery Scott Inc., 1801 Market Street, Philadelphia, PA 19103.


Item 26.  Persons Controlled By or Under Common Control with the Depositor or
          -------------------------------------------------------------------
          Registrant
          ----------

The Depositor is a wholly-owned subsidiary of The Penn Mutual Life Insurance Company.

                     Penn Mutual Wholly-Owned Subsidiaries
                     -------------------------------------


Corporation                    Principal Business                State of Incorporation
-----------                    ------------------                ----------------------
The Penn Insurance and         Life Insurance and Annuities      Delaware
 Annuity Company

Independence Capital           Investment Adviser                Pennsylvania
 Management, Inc.

Penn Janney Fund, Inc.         Investments                       Pennsylvania

Independence Square            Holding Company                   Pennsylvania
Properties, Inc.

The Pennsylvania Trust         Trust Company                     Pennsylvania
Company

                     Independence Square Properties, Inc.
                           Wholly-Owned Subsidiaries
                           -------------------------



Corporation                    Principal Business                State of Incorporation
-----------                    ------------------                ----------------------
Penn Glenside Corporation      Real Estate Investment            Pennsylvania

Penn Wayne Corporation         Real Estate Investment            Pennsylvania

St. James Realty               Real Estate Investment            Pennsylvania
Corporation

Investors' Mortgage            Real Estate Investment            Pennsylvania
Corporation

Christie Street                Real Estate Investment            Pennsylvania
Properties, Inc.

Indepro Corporation            Real Estate Investment            Delaware


Corporation                    Principal Business                State of Incorporation
-----------                    ------------------                ----------------------
Economic Resources             Real Estate Investment            Delaware
Associates, Inc.

WPI Investment Company         Real Estate Investment            Delaware

Hornor, Townsend & Kent,       Registered Broker-Dealer          Pennsylvania
Inc.                           and Investment Adviser

Penn Tallahassee               Real Estate Investment            Florida
Corporation

Janney Montgomery Scott        Registered Broker-Dealer          Delaware
Inc.                           and Investment Adviser

                              Indepro Corporation
                           Wholly-Owned Subsidiaries
                           -------------------------


Corporation                    Principal Business                State of Incorporation
-----------                    ------------------                ----------------------
Indepro Property Fund I        Real Estate Investment            Delaware
Corporation

Indepro Property Fund II       Real Estate Investment            Delaware
Corporation

Commons One Corporation        Real Estate Investment            Delaware

West Hazleton, Inc.            Real Estate Investment            Delaware


                         Janney Montgomery Scott, Inc.
                           Wholly-Owned Subsidiaries
                           -------------------------



Corporation                    Principal Business                State of Incorporation
-----------                    ------------------                ----------------------
Addison Capital                Investment Adviser                Pennsylvania
Management, Inc.

JMS Resources, Inc.            Oil and Gas Development           Pennsylvania

JMS Investor Services, Inc.    Insurance Sales                   Delaware

Item 27.  Number of Contract Owners
          -------------------------

          As of March 1, 1998, there were:
          2,573 owners of qualified individual variable annuity contracts 2,174 owners of nonqualified individual variable annuity contracts

Item 28.  Indemnification
          ---------------

          Article 4.1 of the By-laws of The Penn Insurance and Annuity Company provides as follows: "The Company shall indemnify any person who was or is a party or threatened to be made a party to any threatened, pending or completed action, suit or proceeding either civil, criminal, administrative or investigative by reason of the fact that he is or was a Director, Officer or employee of the Company or is or was serving at the request of the Company as a director, officer or employee of another enterprise against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding to the extent that such person is not otherwise indemnified and the power to do so has been or may be granted by statute. For this purpose the Board of Directors may, and on request of any such person shall be required to, determine in each case whether or not the applicable standards in any such statute have been met, or such determination shall be made by independent legal counsel, if the Board so directs or if the Board is not empowered by statute to make such determination." Article 4.2 further provides that the foregoing indemnification provision is not exclusive, and Article 4.3 authorizes the Board to purchase at the Company's expense insurance and to give other indemnification to the extent permitted by law.

          Selling Agreements entered into by The Penn Insurance and Annuity Company ("PIA") and its affiliate, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of PIA and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters
          ----------------------

          Hornor, Townsend & Kent, Inc. serves as principal underwriter of the securities of the Securities Registrant.

          Hornor, Townsend & Kent, Inc. serves as principal underwriter for Addison Capital Shares, Inc., a registered investment company, and for variable annuity and variable life insurance contracts issued by Penn Mutual and funded through Variable Annuity Account III and Variable Life Account I.

          Hornor, Townsend & Kent, Inc. - Directors and Officers
          ------------------------------------------------------

          John J. Gray, Director and Chairman of the Board
          Harold E. Maude, Jr., Director
          Nina M. Mulrooney, Director
          Daniel J. Toran, Director
          Norman T. Wilde, Jr., Director
          Ronald C. Zimmerman, President and Chief Executive Officer
          Michael D. Sweeney, Assistant Vice President, Director of Compliance and Secretary
          Edward G. Pecelli - Assistant Vice President, Director of Sales and Marketing
          Laura M. Ritzko, Assistant Secretary
          Joseph R. Englert, Assistant Vice President, Director of Operations Henry S. Buck, Assistant Vice President and Assistant Treasurer Barbara S. Wood, Senior Vice President, Finance and Treasurer
          Bruce Ohrenich, Vice President, Sales
          William H. Pentz, Counsel
          Constance Flaville, Assistant Secretary

          The principal business address of Messrs. Gray and Wilde is Janney, Montgomery, Scott Inc., 1801 Market Street, Philadelphia, Pennsylvania.

          The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.

          Commissions and Other Compensation Received By Each Principal
          --------------------------------------------------------------
          Underwriter During Last Fiscal Year
          -----------------------------------

                    Net Underwriting   Compensation
Name of Principal    Discounts and         on           Broker         Other
   Underwriter         Commissions      Redemption    Commissions   Commissions
-----------------   ----------------   ------------   -----------   -----------

Hornor, Townsend &      $138,545            $0            $0            $0
Kent, Inc.

Item 30.  Location of Accounts and Records
          --------------------------------

          The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

          The Penn Insurance and Annuity Company
          600 Dresher Road
          Horsham, Pennsylvania 19044

Item 31.  Management Services
          -------------------

          See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

Item 32.  Undertakings
          ------------

          The Penn Insurance and Annuity Company hereby undertakes:
          --------------------------------------------------------

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

          (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Restrictions on withdrawals under Section 403(b) contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

The Penn Insurance and Annuity Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                  SIGNATURES

          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 4 to this Registration Statement and has caused this Post-Effective Amendment No. 4 to be signed on its behalf, in the Township of Horsham and Commonwealth of Pennsylvania on this 17th day of April, 1998.


                                 PIA VARIABLE ANNUITY ACCOUNT I
                                       (Registrant)


                                 By:   /s/ DANIEL J. TORAN
                                    ---------------------------------------
                                       Daniel J. Toran
                                       President


          As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated, on the 17th day of April, 1998.


Signature                           Title
---------                           -----


*Daniel J. Toran                    President and Director
                                    (Principal Executive Officer)


/s/ NANCY S. BRODIE                 Executive Vice President,
-------------------                 Chief Financial Officer and Director
Nancy S. Brodie                     (Principal Financial Officer)


/s/ ANN M. STROOTMAN                Controller
--------------------                (Principal Accounting Officer)
Ann M. Strootman


*Robert E. Chappell                 Director

*Larry L. Mast                      Director

*Ernest K. Noll                     Director

*Rudolph C. Sander                  Director



*By: /s/ ROBERT E. CHAPPELL
     ---------------------------------------
     Robert E. Chappell, attorney-in-fact

                                 EXHIBIT INDEX
                                 -------------


EX-99.B 10(a)(1)     Consent of Coopers & Lybrand LLP

EX-99.B 10(a)(2)     Consent of Ernst & Young LLP

EX-99.B 10(b)        Consent of Morgan, Lewis & Bockius LLP

EX-99.B 13           Schedule for Computation of Performance Quotations

EX-99B14(b)          Power of Attorney of Larry L. Mast

                                     C-13